UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                    COMPANIES

                  Investment Company Act file number 811-06231
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                                GIAC Funds, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                      7 Hanover Square New York, N.Y. 10004
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

Frank L. Pepe                                 Thomas G. Sorell
GIAC Funds, Inc.                              GIAC Funds, Inc.
7 Hanover Square                              7 Hanover Square
New York, N.Y. 10004                          New York, N.Y. 10004

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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (800) 221-3253
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                      Date of fiscal year end: December 31
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                   Date of reporting period: December 31, 2002
--------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

        The Annual Report to Stockholders follows.

--------------------------------------------------------------------------------
Baillie Gifford International Fund
----------------------------------------

[PHOTO OMITTED]

R. Robin Menzies,
Portfolio Manager

Objective: Long-term capital appreciation

Portfolio: At least 80% in a diversified portfolio of common stocks and convertible securities issued by companies domiciled outside the United States

Inception: February 8, 1991

Net Assets at December 31, 2002: $163,814,929

Q:    How did the Fund perform?

A: With another year of weak global equity markets, the total return for the Fund during 2002 was -17.70%,(1) compared with the total return of -15.66% for the MSCI EAFE Index(2) during the same period. The weakness of the U.S. dollar masked larger declines in local markets. In local currency terms, the MSCI EAFE Index had a 2002 total return of -25.82%. During the same period, the MSCI Europe Index had a total return of -29.12%, the MSCI Japan Index had a total return of -18.61%, and the MSCI Pacific ex-Japan Index had a total return of -11.81%.(3) As in 2001, the worst sectors were Software and Services and Technology Hardware and Equipment which fell by 47.5% and 37.2%, respectively. And again it was the "old economy" sectors that buoyed performance as Household and Personal Products and Food, Beverage and Tobacco recorded positive total returns of 10.0% and 5.4%, respectively. Transportation (-3.3%), Energy (-2.4%) and Health Care Equipment and Services (-2.5%) all outperformed the Index as well.

Q:    What factors affected the Fund's performance?

A: The Fund performed less well than the MSCI EAFE Index. However, many of the underlying investment management factors were positive. Regional allocation was beneficial in Europe where a slight underweight helped. Stock selection was the main source of relative outperformance in the United Kingdom and Europe. This was largely offset by stock selection in Japan and the Asia Pacific region, which had a negative impact. Our overweight position in defensive industries like Food, Beverage and Tobacco and Household and Personal Products helped the Fund's performance, along with our stock selection in the Transportation industry. However, our choice of holdings in Banking and Diversified Financials offset the good performance in other areas.

Q:    What is your outlook for the future?

A: A general upturn in profits is unlikely when most international economies show little sign of recovery. In this atmosphere we prefer:

      o Defensive businesses that remain in control of their own destiny such as pharmaceutical companies with good products and patent protection and tobacco companies;

================================================================================
      "Regional allocation was beneficial in Europe where a slight underweight helped. Stock selection was the main source of relative outperformance in the United Kingdom and Europe. This was largely offset by stock selection in Japan and the Asia Pacific region, which had a negative impact."
================================================================================

      o The Telecommunications Services sector where the winners are becoming apparent both in infrastructure and mobile handsets; the balance sheets of some of the operators are stabilizing, while the next generation of telecommunications technology will increase levels of usage;

      o Some cyclical businesses, such as insurance, building, mining and advertising, that have good prospects and whose valuations are not demanding.

      International equity valuations are relatively attractive and any weakening of the U.S. dollar would boost returns.

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(2) The Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index is an unmanaged index that is generally considered to be representative of international stock market activity. The MSCI EAFE Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) These indexes are all unmanaged indexes generally considered to be representative of their covered region. The MSCI Japan Index is generally considered to be representative of Japanese stock market activity. The MSCI Pacific ex-Japan Index is generally considered to be representative of the stock market activity of Australia, Singapore, Hong Kong and New Zealand. The MSCI Europe Index is generally considered to be representative of European stock market activity. The returns for these indexes do not reflect the fees and expenses that have been deducted from the Fund.


--------------------------------------------------------------------------------
22

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford International Fund Profile
----------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                       FOR PERIODS ENDED DECEMBER 31, 2002

1 Year ...............................................................  (17.70)%
3 Years ..............................................................  (19.38)%
5 Years ..............................................................   (2.45)%
10 Years .............................................................     5.57%
Since Inception (2/8/91) .............................................     5.84%

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deductions of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Portfolio Composition by Geographic
                        Location as of December 31, 2002

   [The following table was depicted as a pie chart in the printed material.]

                     Asia Pacific                     5.67%
                     UK Equity                       28.23%
                     European                        43.10%
                     Cash                             0.36%
                     Japanese                        19.87%
                     Emerging Markets                 2.77%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Growth of a Hypothetical $10,000 Investment

  [The following table was depicted as a line chart in the printed material.]

                                                   Baillie Gifford
                        The MSCI/EAFE Index       International Fund
                        -------------------       ------------------
91                            10000                      10000
91                            10226                       9383
92                             9014                       8548
93                            11984                      11458
94                            12950                      11557
95                            14446                      12855
96                            15365                      14836
97                            15681                      16606
98                            20084                      20121
99                            25567                      37647
00                            22018                      29959
01                            17349                      23876
02                            14633                      19645

To give you a comparison, the chart above shows the performance of a hypothetical $10,000 investment made in The Baillie Gifford International Fund and the MSCI EAFE Index.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Top Ten Holdings as of December 31, 2002

                                Percent of
     Company                  Total Net Assets    Industry Sector                         Country
---------------------------------------------------------------------------------------------------------
 1.  Vodafone Group                3.86%          Wireless Telecommunication Services     United Kingdom
---------------------------------------------------------------------------------------------------------
 2.  GlaxoSmithKline PLC           3.73%          Pharmaceuticals                         United Kingdom
---------------------------------------------------------------------------------------------------------
 3.  Total Fina Elf S.A.           3.15%          Oil and Gas                             France
---------------------------------------------------------------------------------------------------------
 4.  Sanofi-Synthelabo S.A.        2.99%          Pharmaceuticals                         France
---------------------------------------------------------------------------------------------------------
 5.  ENI SPA                       2.75%          Oil and Gas                             Italy
---------------------------------------------------------------------------------------------------------
 6.  BP Amoco PLC                  2.69%          Oil and Gas                             United Kingdom
---------------------------------------------------------------------------------------------------------
 7.  Imperial Tobacco              2.66%          Tobacco                                 United Kingdom
---------------------------------------------------------------------------------------------------------
 8.  Nokia OYJ                     2.35%          Communications Equipment                Finland
---------------------------------------------------------------------------------------------------------
 9.  Altadis S.A.                  2.18%          Tobacco                                 Spain
---------------------------------------------------------------------------------------------------------
10.  Swiss Reinsurance             1.99%          Insurance                               Switzerland
---------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
-----------------------------------------

[PHOTO OMITTED]

Edward H. Hocknell,
Portfolio Manager

Objective: Long-term capital appreciation

Portfolio: At least 80% in a diversified portfolio of common stocks and convertible securities issued by companies in emerging markets

Inception: October 17, 1994

Net Assets at December 31, 2002: $33,210,880

Q:    How did the Fund perform this year?

A: In a turbulent year that challenged all equity investors, emerging markets have fared considerably better than their developed counterparts. The Fund's total return for the year was -6.34%.(1) The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index(2) fell 6.0% for the year ended December 31, 2002, compared to a decline of 19.50% in the MSCI World Index(3) and an even greater fall in the S&P 500 Index(4), which was down 22.10%. It has been a roller coaster year: the first and final quarters showed notable gains; however, during the six months in between, emerging markets reverted to the weak trend seen in the developed markets and fell sharply, losing almost a quarter of their value.

Q:    What factors affected the Fund's performance?

A: The developing region of Europe, led by a 15.7% rise in Russia, was in positive territory for the year as a whole. Asia slipped into negative territory with contrasting returns from South Korea, up 8.6%, and Taiwan, down 24.5%. Latin America, down 22.5%, was the laggard region where Argentina and Brazil weighed heavily as their local currencies depreciated markedly against the U.S. dollar.(5) The Fund itself had a contrasting experience after a positive start to the year. A strong contribution from stock selection in South Africa, South Korea, Russia and Taiwan in the first half was partly reversed in the second half of the year as the same stocks fell from favor.

      Politics have been very much to the fore this year with changes in leadership in Brazil, Argentina, China, South Korea and Turkey. Economic condition across the developing region has deteriorated. Company profits have generally taken a turn for the worse. Corporate governance issues have never been far from the surface, but have been broadly supportive, notably in Russia and South Korea.

Q:    What is your outlook for the future?

================================================================================
      "Against a challenging global economic and corporate backdrop, we feel optimistic that emerging markets may continue to outperform developed markets due to the secular attractions of higher growth and lower valuations."
================================================================================

A: Against a challenging global economic and corporate backdrop, we feel optimistic that emerging markets may continue to outperform developed markets due to the secular attractions of higher growth and lower valuations. The strength of the Chinese economy, in particular, will continue to play an important role. The most recent rise in commodity prices is a good case in point. As leading producers of basic raw materials, companies located in developing countries are major beneficiaries of this trend as seen in Brazil, South Africa, Russia, South Korea, and in Taiwan. Elsewhere in the region we will continue to concentrate on picking stocks with solid financial characteristics and above average long-term growth prospects.

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.
(2)   The Morgan Stanley Capital International (MSCI) Emerging Markets Free
      (EMF) Index is an unmanaged index that is generally considered to be representative of the stock market activity of emerging markets. The MSCI EMF Index is a market capitalization weighted index composed of companies representative of the market structure of 22 emerging market countries of Europe, Latin America and the Pacific Basin. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that may not be purchased by foreigners. The MSCI EMF Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) The Morgan Stanley Capital International (MSCI) World Index is an unmanaged index that is generally considered to be representative of the global stock market activity of the developed markets. The MSCI World Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(4) The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(5) As measured by The Morgan Stanley Capital International (MSCI) Emerging Markets Free (EMF) Index.


--------------------------------------------------------------------------------
24

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund Profile
---------------------------------------------

--------------------------------------------------------------------------------
                      Portfolio Composition by Geographical
                        Location as of December 31, 2002

   [The following table was depicted as a pie chart in the printed material.]

                        Cash                      1.82%

                        Middle East
                        and Africa               14.99%

                        Europe                    9.39%

                        Latin America            20.11%

                        Asia                     53.69%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Growth of a Hypothetical $10,000 Investment

  [The following table was depicted as a line chart in the printed material.]

                  Baillie Gifford
               Emerging Markets Fund            MSCI EMF Index
               ---------------------            --------------
10/17/94               10000                       10000
12/94                   8803                        8552
12/95                   8750                        8106
12/96                  10902                        8595
12/97                  11117                        7599
12/98                   8140                        5674
12/99                  13812                        9440
12/00                   9972                        7647
12/01                  10600                        7508
12/02                   9929                        7058

To give you a comparison, the chart above shows the performance of a hypothetical $10,000 investment made in The Baillie Gifford Emerging Markets Fund and the Morgan Stanley Capital International (MSCI) Emerging Markets Free
(EMF) Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                         AVERAGE ANNUAL TOTAL RETURNS(1)
                      FOR PERIODS ENDED DECEMBER 31, 2002

1 Year ...............................................................   (6.34)%
3 Years ..............................................................  (10.42)%
5 Years ..............................................................   (1.94)%
Since Inception (10/17/94) ...........................................     0.10%

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Top Ten Holdings as of December 31, 2002

                                            Percentage of
     Company                               Total Net Assets      Industry Sector                             Country
---------------------------------------------------------------------------------------------------------------------------
 1.  SK Telecom Co. Ltd.                         4.39%           Wireless Telecommunication Services         South Korea
---------------------------------------------------------------------------------------------------------------------------
 2.  Samsung Electronics Co. Ltd                 3.53%           Semiconductor Equipment and Products        South Korea
---------------------------------------------------------------------------------------------------------------------------
 3.  Taiwan Semiconductor Mfg. Co. Ltd.          3.52%           Semiconductor Equipment and Products        Taiwan
---------------------------------------------------------------------------------------------------------------------------
 4.  Anglo American Platinum Corp.               3.42%           Metals and Mining                           South Africa
---------------------------------------------------------------------------------------------------------------------------
 5.  Kumba Resources Ltd.                        2.72%           Metals and Mining                           South Africa
---------------------------------------------------------------------------------------------------------------------------
 6.  Samsung Corp.                               2.63%           Trading Companies and Distributors          South Korea
---------------------------------------------------------------------------------------------------------------------------
 7.  YUKOS Corp.                                 2.48%           Oil and Gas                                 Russia
---------------------------------------------------------------------------------------------------------------------------
 8.  Teva Pharmaceutical Inds. Ltd.              2.46%           Pharmaceuticals                             Israel
---------------------------------------------------------------------------------------------------------------------------
 9.  China Mobile (Hong Kong) Ltd.               2.01%           Wireless Telecommunication Services         Hong Kong
---------------------------------------------------------------------------------------------------------------------------
10.  Kookmin Bank                                1.99%           Banks                                       South Korea
---------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------------

[PHOTO OMITTED]

Matthew Ziehl,
Portfolio Manager

Objective: Long-term growth of capital

Portfolio: At least 85% in a diversified portfolio of common stocks and convertible securities issued by companies with small market capitalization at time of initial purchase

Inception: July 16, 1997

Net Assets at December 31, 2002: $228,953,078

Q:    How did small cap stocks perform during 2002?

A: The U.S. stock market suffered its third consecutive down year in 2002, and while smaller companies did modestly outperform the broader U.S. stock market, they could not escape the "bear trap." The Russell 2000 Index(1) posted a negative total return of -20.50%, versus a -22.10% decline for the S&P 500 Index.(2) Most of the small cap outperformance occurred in the first half of the year amid optimism that an economic recovery would translate into a relatively faster earnings recovery for smaller companies. As the economy lost steam over the summer and the stock market declined in the third quarter, small cap stocks fell more sharply and lost much of their year-to-date advantage. Subsequently, small caps trailed larger companies in a fourth quarter snapback rally from oversold conditions. Continued skepticism over the pace of economic recovery and a weakening dollar (a weaker dollar should benefit large-company earnings growth relatively more than smaller caps, due to large caps' greater international sales and profits exposure) led investors to favor larger caps during the period.

Q:    How did the Fund perform, and what factors drove relative performance?

A: The Guardian Small Cap Stock Fund significantly outperformed its benchmark (the Russell 2000) with a return of -15.50%.(3) The Fund's outperformance versus benchmark was due almost entirely to stock selection, rather than to sector allocations versus the Russell 2000 benchmark. This is consistent with our bottom-up investment process that focuses on choosing what we believe to be the best individual companies across economic sectors, rather than placing large "bets" at the sector level by significantly overweighting or underweighting certain sectors versus the benchmark. Though stock selection was positive across most sectors, we experienced particular strength in healthcare, consumer, energy and technology stocks. These areas of strength far outweighed negative selection in the industrials, basic materials and utility sectors.

Q:    What is your outlook for 2003?

================================================================================
      "...we are maintaining our strong emphasis on stability and consistency of earnings growth, sticking with those companies that have the financial wherewithal and management skill to weather any potential renewed downturn as well as to participate in the stronger times ahead."
================================================================================

A: We see evidence of stabilization in the industrial economy, and expect gradual improvement in 2003. On the other hand, an unexpectedly weak holiday shopping season and sluggish automobile sales have cast significant doubt on the continued strength of the consumer. For these reasons, we have moved from an overweight in consumer cyclical stocks at mid-year to a modest underweight at this time, and we have raised our weighting in industrial stocks to about neutral versus an underweighted posture during most of 2002. We also remain overweight in technology - our position since early 2002, though this

--------------------------------------------------------------------------------
(1) The Russell 2000 Index is an unmanaged index that is generally considered to be representative of small capitalization issues in the U.S. stock market. The Russell 2000 Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(2) The S&P 500 Index is an unmanaged index of 500 primarily large cap U.S. stocks that is generally considered to be representative of U.S. stock market activity. The S&P 500 Index is not available for direct investment, and its returns do not reflect the fees and expenses that have been deducted from the Fund.
(3) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.


--------------------------------------------------------------------------------
26

--------------------------------------------------------------------------------

move was somewhat premature - as we expect improved technology spending by corporations in 2003 after several years of flat to lower spending.

      From a broader perspective, it appears the economy and stock market have stabilized somewhat. However, at the time of this writing in early January, we face the possibility of going to war in Iraq along with the uncertainty and risk surrounding a growing nuclear threat from North Korea. These factors should contribute to sustained market volatility and put the current economic recovery at risk. Therefore, we are maintaining our strong emphasis on stability and consistency of earnings growth, sticking with those companies that have the financial wherewithal and management skill to weather any potential renewed downturn as well as to participate in the stronger times ahead.

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund Profile
-----------------------------------------

                         AVERAGE ANNUAL TOTAL RETURNS(1)
                       FOR PERIODS ENDED DECEMBER 31, 2002

1 Year ...............................................................  (15.50)%
3 Years ..............................................................   (9.04)%
5 Years ..............................................................   (0.86)%
Since Inception (7/16/97) ............................................     1.58%

--------------------------------------------------------------------------------
(1) Total return figures are historical and assume the reinvestment of dividends and distributions and the deduction of all Fund expenses. The actual total returns for owners of the variable annuity contracts or variable life insurance policies that provide for investment in the Fund will be lower to reflect separate account and contract/policy charges. Returns represent past performance and are not indicative of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The return figures shown do not reflect the deduction of taxes that a shareholder may pay on distributions or redemption of shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                   Growth of a Hypothetical $10,000 Investment

  [The following table was depicted as a line chart in the printed material.]

               The Guardian Small
                 Cap Stock Fund                  Russell 2000 Index
                 --------------                  ------------------
 7/97                 10000                            10000
12/97                 11470                            10826
12/98                 10810                            10551
12/99                 14607                            13938
12/00                 13998                            12724
12/01                 12902                            13040
12/02                 10788                            10019

To give you a comparison, the chart above shows the performance of a hypothetical $10,000 investment made in The Guardian Small Cap Stock Fund and the Russell 2000 Index.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                    Top Ten Holdings as of December 31, 2002

                                                                      Percentage
                                                                       of Total
      Company                                                         Net Assets
--------------------------------------------------------------------------------
 1.   Taro Pharmaceutical Inds. Ltd.                                     1.98%
--------------------------------------------------------------------------------
 2.   Medicis Pharmaceutical Corp.                                       1.84%
--------------------------------------------------------------------------------
 3.   FactSet Research Systems, Inc.                                     1.54%
--------------------------------------------------------------------------------
 4.   Patterson-UTI Energy, Inc.                                         1.51%
--------------------------------------------------------------------------------
 5.   East West Bancorp, Inc.                                            1.46%
--------------------------------------------------------------------------------
 6.   Henry Schein, Inc.                                                 1.44%
--------------------------------------------------------------------------------
 7.   American Italian Pasta Co.                                         1.39%
--------------------------------------------------------------------------------
 8.   Cott Corp.                                                         1.34%
--------------------------------------------------------------------------------
 9.   Cabot Corp.                                                        1.32%
--------------------------------------------------------------------------------
10.   American Axle & Mfg. Hldgs., Inc.                                  1.30%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       Sector Weightings of Common Stocks
                            as of December 31, 2002

   [The following table was depicted as a pie chart in the printed material.]

                 Cash                                     3.47%
                 Consumer Discretionary                  11.76%
                 Information Technology                  20.17%
                 Consumer Staples                         5.62%
                 Utilities                                0.76%
                 Energy                                   5.04%
                 Industrials                             14.70%
                 Financials                              21.96%
                 Telecommunication Services               0.83%
                 Health Care                             11.35%
                 Materials                                4.34%

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford International Fund
----------------------------------

Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------
Common Stocks -- 98.6%
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Australia -- 3.8%
   Banks -- 1.4%
    109,400   Australia and NZ Banking Group Ltd.                    $ 1,068,150
     66,458   National Australia Bank                                  1,187,426
   Beverages -- 0.4%
    249,800   Fosters Brewing Group                                      632,587
   Containers and Packaging -- 0.4%
    140,166   Amcor Ltd.                                                 669,678
   Food and Drug Retailing -- 0.4%
     99,100   Woolworths Ltd.                                            635,761
   Media -- 0.2%
     56,500   News Corp. Ltd.                                            365,011
   Metals and Mining -- 1.0%
    278,456   BHP Billiton Ltd.                                        1,590,516
                                                                     -----------
                                                                       6,149,129
--------------------------------------------------------------------------------
Denmark -- 1.5%
   Banks -- 1.5%
    149,050   Danske Bank AS                                           2,461,672
--------------------------------------------------------------------------------
Finland -- 2.3%
   Communications Equipment -- 2.3%
    242,000   Nokia OYJ                                                3,844,847
--------------------------------------------------------------------------------
France -- 11.8%
   Beverages -- 1.7%
     29,120   Pernod-Ricard S.A.                                       2,818,669
   Diversified Telecommunication Services -- 0.6%
     59,530   France Telecom S.A.                                      1,041,317
   Health Care Equipment and Supplies -- 0.9%
     37,800   Essilor Int'l. S.A.                                      1,555,903
   Oil and Gas -- 3.2%
     36,170   Total Fina Elf S.A.                                      5,162,472
   Personal Products -- 1.5%
   31,360      L'Oreal S.A.                                            2,385,967
   Pharmaceuticals -- 3.0%
     80,080   Sanofi-Synthelabo S.A.                                   4,891,827
   Wireless Telecommunication Services -- 0.9%
    212,960   Orange S.A. *                                            1,471,752
                                                                     -----------
                                                                      19,327,907
--------------------------------------------------------------------------------
Germany -- 3.1%
   Diversified Financials -- 1.0%
     43,670   Deutsche Boerse AG                                       1,747,602
   Health Care Providers and Services -- 0.9%
     36,530   GEHE AG                                                  1,421,264
   Software -- 1.2%
     24,540   SAP AG                                                   1,943,514
                                                                     -----------
                                                                       5,112,380
--------------------------------------------------------------------------------
Hong Kong -- 1.1%
   Banks -- 0.2%
     28,700   Hang Seng Bank Ltd.                                        305,454
   Computers and Peripherals -- 0.1%
    398,000   Legend Group Ltd.                                          131,415
   Electrical Equipment -- 0.1%
    263,000   Johnson Electric Hldgs. Ltd.                               290,028
   Industrial Conglomerates -- 0.3%
     73,000   Hutchison Whampoa                                          456,803
   Real Estate -- 0.4%
     96,000   Cheung Kong Hldgs. Ltd.                                    624,732
                                                                     -----------
                                                                       1,808,432
--------------------------------------------------------------------------------
Ireland -- 2.1%
   Airlines -- 1.1%
    253,480   Ryanair Hldgs. PLC *                                     1,767,732
   Construction Materials -- 1.0%
    137,900   CRH PLC                                                  1,699,234
                                                                     -----------
                                                                       3,466,966
--------------------------------------------------------------------------------
Israel -- 0.4%
   Pharmaceuticals -- 0.4%
     18,200   Teva Pharmaceutical Inds. Ltd. ADR                         702,702
--------------------------------------------------------------------------------
Italy -- 4.1%
   Insurance -- 1.4%
    187,410   Riunione Adriatica di Sicurta SPA                        2,279,827
   Oil and Gas -- 2.7%
    284,000   ENI SPA                                                  4,512,134
                                                                     -----------
                                                                       6,791,961
--------------------------------------------------------------------------------
Japan -- 19.9%
   Auto Components -- 0.9%
    116,000   Bridgestone Corp.                                        1,435,837
   Automobiles -- 1.4%
     85,100   Toyota Motor Corp.                                       2,285,862
   Banks -- 0.2%
        379   UFJ Hldgs. *                                               382,957
   Building Products -- 0.9%
     97,000   Tostem Inax Hldg. Corp.                                  1,470,192
   Chemicals -- 1.7%
     38,600   Shin-Etsu Chemical Co. Ltd.                              1,264,348
    401,000   Sumitomo Chemical                                        1,583,606
   Diversified Financials -- 1.2%
     23,900   JAFCO Co. Ltd.                                           1,032,393
     25,800   Promise Co.                                                918,946
   Diversified Telecommunication Services -- 0.6%
        282   Nippon Tele. & Tel. Corp.                                1,023,425
   Electronic Equipment and Instruments -- 1.2%
    240,000   Hitachi                                                    919,501
     19,000   Kyocera Corp.                                            1,105,507
   Household Durables -- 0.8%
     14,700   Nintendo Co. Ltd.                                        1,372,710

                       See notes to financial statements.


--------------------------------------------------------------------------------
90

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
   Household Products -- 1.1%
     80,000   Kao Corp.                                             $  1,754,800
   Insurance -- 0.6%
    220,000   Mitsui Sumitomo Insurance Co.                            1,011,452
   Leisure Equipment and Products -- 1.2%
     61,000   Fuji Photo Film Co. Ltd.                                 1,987,791
   Metals and Mining -- 1.0%
    129,400   JFE Hldgs., Inc. *                                       1,570,103
   Multiline Retail -- 0.7%
     36,000   Ito-Yokado Co. Ltd.                                      1,060,963
   Office Electronics -- 1.0%
     43,000   Canon, Inc.                                              1,618,474
   Pharmaceuticals -- 1.0%
     37,400   Takeda Chemical Industries Ltd.                          1,562,007
   Road and Rail -- 1.1%
        377   East Japan Railway                                       1,869,763
   Semiconductor Equipment and Products -- 1.3%
     16,600   Rohm Co. Ltd.                                            2,112,041
   Trading Companies and Distributors -- 0.9%
    305,000   Mitsui & Co. Ltd.                                        1,422,785
   Wireless Telecommunication Services -- 1.1%
        959   NTT DoCoMo, Inc.                                         1,768,449
                                                                     -----------
                                                                      32,533,912
--------------------------------------------------------------------------------
Mexico -- 0.5%
   Banks -- 0.5%
  1,066,000   Grupo Fin. BBVA Bancomer
                S.A. de C.V. *                                           809,219
--------------------------------------------------------------------------------
Netherlands -- 1.0%
   Media -- 1.0%
     61,930   Ver Ned Uitgevers                                        1,613,907
--------------------------------------------------------------------------------
New Zealand -- 0.3%
   Diversified Telecommunication Services -- 0.3%
    190,500   Telecom. Corp. of New Zealand                              451,892
--------------------------------------------------------------------------------
Portugal -- 3.2%
   Diversified Telecommunication Services -- 1.3%
    322,800   Portugal Telecom. SGPS S.A.                              2,217,307
   Transportation Infrastructure -- 1.9%
    560,900   Brisa-Auto Estradas de Portugal S.A.                     3,105,778
                                                                     -----------
                                                                       5,323,085
--------------------------------------------------------------------------------
Russia -- 0.5%
Oil and Gas -- 0.5%
      5,500   YUKOS Corp. ADR                                            768,625
--------------------------------------------------------------------------------
Singapore -- 0.5%
   Airlines -- 0.1%
     42,000   Singapore Airlines Ltd.                                    246,966
   Electronic Equipment and Instruments -- 0.4%
     79,000   Venture Corp. Ltd.                                         633,039
                                                                     -----------
                                                                         880,005
--------------------------------------------------------------------------------
South Africa -- 0.4%
   Metals and Mining -- 0.4%
     17,700   Anglo American Platinum Corp.                              652,078
--------------------------------------------------------------------------------
South Korea -- 0.8%
   Tobacco -- 0.4%
    105,000   Korea Tobacco & Ginseng Corp. GDR+                         698,250
   Wireless Telecommunication Services -- 0.4%
     25,700   SK Telecom Co. Ltd. ADR                                    548,695
                                                                     -----------
                                                                       1,246,945
--------------------------------------------------------------------------------
Spain -- 3.3%
   Banks -- 1.1%
     43,100   Banco Popular Espanol S.A.                               1,761,403
   Tobacco -- 2.2%
    156,880   Altadis S.A.                                             3,576,664
                                                                     -----------
                                                                       5,338,067
--------------------------------------------------------------------------------
Sweden -- 1.8%
   Communications Equipment -- 0.7%
  1,623,690   LM Ericsson *                                            1,139,235
   Machinery -- 1.1%
     98,550   Atlas Copco AB                                           1,751,320
                                                                     -----------
                                                                       2,890,555
--------------------------------------------------------------------------------
Switzerland -- 6.7%
   Construction Materials -- 1.4%
     12,620   Holcim Ltd.                                              2,290,232
   Food Products -- 1.4%
   10,840      Nestle S.A.                                             2,296,378
   Insurance -- 2.0%
     49,830   Swiss Reinsurance                                        3,267,718
   Pharmaceuticals -- 1.9%
     87,600   Novartis AG                                              3,195,300
                                                                     -----------
                                                                      11,049,628
--------------------------------------------------------------------------------
Taiwan -- 0.2%
   Semiconductor Equipment and Products -- 0.2%
    101,200   United Microelectronics Corp. ADR*                         340,032
--------------------------------------------------------------------------------
United Kingdom -- 29.3%
   Banks -- 6.8%
    320,100   Barclays PLC                                             1,983,524
    107,625   HBOS PLC                                                 1,134,607
    269,000   HSBC Hldgs.                                              2,972,239
    279,000   Lloyds TSB Group PLC                                     2,002,765
    127,088   Royal Bank of Scotland                                   3,043,676
   Beverages -- 1.7%
    259,000   Diageo PLC                                               2,813,808
   Construction Materials -- 0.5%
    201,000   Hanson PLC                                                 892,886
   Gas Utilities -- 0.7%
    247,000   BG Group PLC                                             1,065,425
   Hotels, Restaurants and Leisure -- 0.3%
     84,128   Compass Group                                              446,833

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford International Fund
----------------------------------

Schedule of Investments
December 31, 2002

Shares                                                                     Value
--------------------------------------------------------------------------------
   Insurance -- 0.8%
    126,000   Aviva PLC                                             $    898,391
     68,000   Prudential Corp.                                           480,468
   Media -- 2.0%
    148,000   British Sky Broadcasting Group *                         1,522,136
    137,300   Elsevier NV                                              1,677,442
   Multiline Retail -- 0.5%
     69,000   Next PLC                                                   817,924
   Oil and Gas -- 3.4%
    641,000   BP Amoco PLC                                             4,405,314
    184,000   Shell Transport & Trading                                1,211,245
   Pharmaceuticals -- 4.8%
     49,064   Astrazeneca                                              1,753,101
    318,377   GlaxoSmithKline PLC                                      6,108,139
   Software -- 0.3%
   219,380     Sage Group                                                469,613
   Tobacco -- 3.6%
    155,000   British American Tobacco PLC                             1,547,977
    256,900   Imperial Tobacco                                         4,362,219
   Wireless Telecommunication Services -- 3.9%
  3,470,188   Vodafone Group                                           6,325,315
                                                                     -----------
                                                                      47,935,047
--------------------------------------------------------------------------------
              Total Common Stocks
              (Cost $180,566,673)                                    161,498,993
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Preferred Stock -- 1.0%
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Germany -- 1.0%
   Automobiles -- 1.0%
      4,080   Porsche AG
                (Cost $1,426,031)                                   $  1,694,363
--------------------------------------------------------------------------------
Total Investments -- 99.6%
  (Cost $181,992,704)                                                163,193,356
Cash, Receivables and Other Assets
  Less Liabilities -- 0.4%                                               621,573
--------------------------------------------------------------------------------
Net Assets -- 100%                                                  $163,814,929
--------------------------------------------------------------------------------

*     Non-income producing security.
+     Rule 144A restricted security.

Glossary of Terms:
      ADR - American Depositary Receipt.
      GDR - Global Depositary Receipt.

--------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------
92

--------------------------------------------------------------------------------

Statement of Assets
and Liabilities
December 31, 2002

ASSETS
  Investments, at market (cost $181,992,704)                      $ 163,193,356
  Foreign currency (cost $673,389)                                      673,941
  Cash                                                                   39,734
  Dividends receivable                                                  188,290
  Dividend reclaims receivable                                          186,940
  Receivable for fund shares sold                                        86,311
  Receivable for securities sold                                         29,441
  Other assets                                                            2,317
                                                                  -------------
    Total Assets                                                    164,400,330
                                                                  -------------

LIABILITIES
  Payable for fund shares redeemed                                      396,841
  Accrued expenses                                                      188,560
                                                                  -------------
    Total Liabilities                                                   585,401
                                                                  -------------
    Net Assets                                                    $ 163,814,929
                                                                  -------------

COMPONENTS OF NET ASSETS
  Capital stock, at par                                           $   1,566,333
  Additional paid-in capital                                        245,797,699
  Undistributed net investment income                                   759,422
  Accumulated net realized loss on investments
    and foreign currency related transactions                       (65,535,299)
  Net unrealized depreciation of investments
    and translation of other assets and
  liabilities denominated in foreign currencies                     (18,773,226)
                                                                  -------------
    Net Assets                                                    $ 163,814,929
                                                                  =============

Shares Outstanding -- $0.10 par value                                15,663,333
                                                                  =============

Net Asset Value Per Share                                         $       10.46
                                                                  =============

Statement of Operations
Year Ended
December 31, 2002

INVESTMENT INCOME
  Dividends                                                       $   4,683,972
  Interest                                                               18,076
  Less: Foreign tax withheld                                           (510,839)
                                                                  -------------
    Total Income                                                      4,191,209
                                                                  -------------

  Expenses:
    Investment advisory fees -- Note B                                1,754,124
    Custodian fees                                                      321,644
    Printing expense                                                    103,428
    Audit fees                                                           24,450
    Directors' fees -- Note B                                            15,075
    Legal fees                                                            6,001
    Insurance expense                                                     3,728
    Loan commitment fees -- Note F                                        2,685
    Registration fees                                                     2,000
    Other                                                                   455
                                                                  -------------
    Total Expenses                                                    2,233,590
                                                                  -------------

  Net Investment Income                                               1,957,619
                                                                  -------------

REALIZED AND UNREALIZED GAIN/
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES -- NOTE C
    Net realized loss on investments -- Note A                      (53,823,701)
    Net realized gain on foreign currency related
      transactions -- Note A                                            132,318
    Net change in unrealized depreciation of
      investments -- Note C                                          11,142,527
    Net change in unrealized depreciation from
      translation of other assets and liabilities
      denominated in foreign currencies -- Note A                        35,361
                                                                  -------------
  Net Realized and Unrealized Loss on
    Investments and Foreign Currencies                              (42,513,495)
                                                                  -------------
      NET DECREASE IN NET ASSETS
        FROM OPERATIONS                                           $ (40,555,876)
                                                                  =============

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford International Fund
----------------------------------

Statement of Changes in Net Assets

                                                                 Year Ended December 31,
                                                                 2002              2001
                                                             -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
    Net investment income                                    $   1,957,619     $   2,192,972
    Net realized loss on investments and foreign currency
      related transactions                                     (53,691,383)      (12,256,441)
    Net change in unrealized appreciation/(depreciation)
      of investments and translation of other assets and
      liabilities denominated in foreign currencies             11,177,888       (80,925,134)
                                                             -------------     -------------
      Net Decrease in Net Assets from Operations               (40,555,876)      (90,988,603)
                                                             -------------     -------------

  Dividends and Distributions to Shareholders from:
    Net investment income                                         (177,670)               --
    Net realized gain on investments                                    --        (5,331,772)
                                                             -------------     -------------
      Total Dividends and Distributions to Shareholders           (177,670)       (5,331,772)
                                                             -------------     -------------

  From Capital Share Transactions:
    Net decrease in net assets from capital share
      transactions -- Note E                                   (51,102,901)     (218,312,721)
                                                             -------------     -------------
  Net Decrease in Net Assets                                   (91,836,447)     (314,633,096)

NET ASSETS:
Beginning of year                                              255,651,376       570,284,472
                                                             -------------     -------------
End of year *                                                $ 163,814,929     $ 255,651,376
                                                             =============     =============

* Includes undistributed/(distributions in excess) of net
    investment income of:                                    $     759,422     $  (1,152,845)

                       See notes to financial statements.


--------------------------------------------------------------------------------
94

--------------------------------------------------------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

                                                                                 Year Ended December 31,
                                                         ----------------------------------------------------------------------
                                                            2002           2001           2000           1999           1998
                                                         ----------------------------------------------------------------------
Net asset value,
  beginning of year .................................    $   12.72      $   16.24      $   26.78      $   20.92      $   18.27
                                                         ---------      ---------      ---------      ---------      ---------
Income from investment
  operations:
  Net investment income .............................         0.11           0.05           0.03           0.10           0.13
  Net realized and unrealized gain/
    (loss) on investments and translation of other
    assets and liabilities denominated in foreign
    currency ........................................        (2.36)         (3.34)         (5.39)          7.86           3.73
                                                         ---------      ---------      ---------      ---------      ---------
  Net increase/(decrease) from investment
    operations ......................................        (2.25)         (3.29)         (5.36)          7.96           3.86
                                                         ---------      ---------      ---------      ---------      ---------

Dividends and Distributions
  to Shareholders from:
  Net investment income .............................        (0.01)            --             --          (0.09)         (0.11)
  Distributions in excess of net investment income --                          --             --          (0.01)         (0.01)
  Net realized gain on investments and foreign
    currency related transactions ...................           --          (0.23)         (5.18)         (2.00)         (1.09)
                                                         ---------      ---------      ---------      ---------      ---------
  Total dividends and distributions .................        (0.01)         (0.23)         (5.18)         (2.10)         (1.21)
                                                         ---------      ---------      ---------      ---------      ---------

Net asset value, end of year ........................    $   10.46      $   12.72      $   16.24      $   26.78      $   20.92
                                                         ---------      ---------      ---------      ---------      ---------

Total return* .......................................       (17.70)%       (20.40)%       (20.00)%        39.11%         21.17%
                                                         ---------      ---------      ---------      ---------      ---------
Ratios/supplemental data:
  Net assets, end of year
    (000's omitted) .................................    $ 163,815      $ 255,651      $ 570,284      $ 933,544      $ 680,290
  Ratio of expenses to
    average net assets ..............................         1.02%          0.99%          0.97%          0.96%          0.98%
  Ratio of net investment
    income to average net assets ....................         0.89%          0.59%          0.12%          0.40%          0.55%
  Portfolio turnover rate ...........................           39%            40%            55%            52%            47%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
------------------------------------------

Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------
Common Stocks -- 93.7%
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Argentina -- 0.2%
   Distributors -- 0.2%
     21,900   Imp. Y Exp. Patagonia *                              $      48,811
--------------------------------------------------------------------------------
Brazil -- 3.9%
   Diversified Telecommunication Services -- 0.7%
     32,400   Telecom. Norte Leste
                Participacoes ADR                                        238,140
   Metals and Mining -- 1.2%
     28,000   Comp. Siderurgica Nacional
                S.A. ADR                                                 401,520
   Oil and Gas -- 1.4%
     31,031   Petroleo Brasileiro S.A. ADR                               463,603
   Paper and Forest Products -- 0.6%
     11,916   Votorantim Celulose e
                Papel S.A. ADR                                           195,899
                                                                   -------------
                                                                       1,299,162
--------------------------------------------------------------------------------
Chile -- 2.2%
   Banks -- 0.8%
     15,026   Banco Santander Chile ADR                                  279,934
   Food and Drug Retailing -- 0.4%
     14,100   Distribucion Y Servicio ADR                                141,000
   Metals and Mining -- 1.0%
     32,000   Antofagasta Hldgs.                                         321,900
                                                                   -------------
                                                                         742,834
--------------------------------------------------------------------------------
Croatia -- 1.3%
   Pharmaceuticals -- 1.3%
     30,525   Pliva d.d. GDR                                             433,455
--------------------------------------------------------------------------------
Estonia -- 0.9%
   Banks -- 0.9%
     17,000   Hansabank Ltd.                                             284,890
--------------------------------------------------------------------------------
Hong Kong -- 4.0%
   Internet Software and Services -- 0.5%
    690,000   Tom.Com Ltd. *                                             163,684
Real Estate -- 0.5%
  1,660,000   China Overseas Land & Invest. Ltd.                         155,388
   Specialty Retail -- 1.0%
    864,000   Giordano Int'l. Ltd.                                       337,909
   Wireless Telecommunication Services -- 2.0%
    280,000   China Mobile (Hong Kong) Ltd. *                            667,817
                                                                   -------------
                                                                       1,324,798
--------------------------------------------------------------------------------
Hungary -- 1.0%
   Diversified Telecommunication Services-- 1.0%
     88,000   Matav RT                                                   318,897
--------------------------------------------------------------------------------
India -- 4.2%
   Automobiles -- 0.6%
     34,600   Hero Honda Motors Ltd.                                     195,838
   Banks -- 0.5%
     59,000   ICICI Bank Ltd.                                            172,940
   Diversified Financials -- 0.9%
     38,200   Housing Dev. Fin. Corp. Ltd.                               285,365
   Information Technology Consulting and
     Services -- 1.8%
      6,100   Infosys Technology Ltd.                                    606,966
   Machinery -- 0.4%
     45,000   Punjab Tractors Ltd.                                       139,786
                                                                   -------------
                                                                       1,400,895
--------------------------------------------------------------------------------
Indonesia -- 1.2%
   Food Products -- 0.0%
     34,000   Astra Agro Lestari                                           5,888
   Industrial Conglomerates -- 0.5%
    472,500   Astra Int'l. *                                             166,299
   Multiline Retail -- 0.4%
    525,000   Ramayana Lestari Sentosa                                   148,114
   Tobacco -- 0.3%
    210,000   H M Sampoerna                                               86,816
                                                                   -------------
                                                                         407,117
--------------------------------------------------------------------------------
Israel -- 4.4%
Banks -- 0.5%
    110,000   Bank Hapoalim Ltd. *                                       157,282
   Internet Software and Services -- 1.5%
     38,500   Check Point Software
                Technologies Ltd. *                                      499,345
   Pharmaceuticals -- 2.4%
     21,200   Teva Pharmaceutical Inds.
                Ltd. ADR                                                 818,532
                                                                   -------------
                                                                       1,475,159
--------------------------------------------------------------------------------
Malaysia -- 4.5%
   Automobiles -- 1.1%
    158,000   Perusahaan Otomobil
                Nasional Berhad                                          365,895
   Construction and Engineering -- 0.9%
    359,000   Road Builder (M) Hldgs. Berhad                             307,984
   Hotels, Restaurants and Leisure -- 1.0%
     47,800   Genting Berhad                                             168,558
     68,000   Tanjong PLC                                                153,895
   Industrial Conglomerates -- 0.5%
    127,000   Sime Darby Berhad                                          165,768
   Tobacco -- 0.7%
     27,000   British American Tobacco
                Malaysia Berhad                                          252,237
   Wireless Telecommunication Services -- 0.3%
     67,000   Maxis Comms. Berhad *                                       95,211
                                                                   -------------
                                                                       1,509,548
--------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------
96

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Mexico -- 10.2%
   Banks -- 2.3%
     85,500   Grupo Fin. Banorte S.A. de C.V.                      $     209,237
    714,800   Grupo Fin. BBVA Bancomer
                S.A. de C.V. *                                           542,617
   Beverages -- 0.9%
    119,000   Grupo Modelo S.A.                                          291,105
   Construction and Engineering -- 1.6%
     15,582   Cemex S.A. de C.V. ADR                                     335,169
    139,600   Consorcio Ara S.A. de C.V. *                               207,658
   Diversified Telecommunication Services -- 3.0%
     14,200   America Movil S.A. de C.V. ADR                             203,912
    258,000   Grupo Carso Global Telecom. *                              287,217
     15,800   Telefonos de Mexico S.A. ADR                               505,284
   Media -- 0.4%
     27,500   TV Azteca S.A. de C.V. ADR                                 131,725
   Multiline Retail -- 1.1%
    188,353   Wal-Mart de Mexico S.A. de C.V.                            364,595
   Transportation Infrastructure -- 0.5%
     13,300   Grupo Aeroportuario del Sureste
                S.A. de C.V. ADR                                         156,275
   Wireless Telecommunication Services -- 0.4%
    260,000   America Telecom S.A. de C.V. *                             152,207
                                                                   -------------
                                                                       3,387,001
--------------------------------------------------------------------------------
People's Republic of China -- 4.1%
   Metals and Mining -- 2.2%
  1,478,000   Aluminum Corp of China Ltd.                                214,160
  1,320,000   Jiangxi Copper Co. Ltd.                                    164,184
    872,000   Yanzhou Coal Mining                                        346,629
   Oil and Gas -- 1.6%
  2,642,000   PetroChina Co. Ltd.                                        525,110
   Real Estate -- 0.3%
  1,000,000   Beijing North Star Co. Ltd.                                121,818
                                                                   -------------
                                                                       1,371,901
--------------------------------------------------------------------------------
Russia -- 5.2%
   Metals and Mining -- 1.1%
     18,600   JSC MMC Norilsk Nickel ADR                                 372,186
   Oil and Gas -- 4.1%
      5,500   LUKOIL ADR                                                 334,400
     15,439   OAO Gazprom ADR                                            182,180
      5,900   YUKOS Corp. ADR                                            824,525
                                                                   -------------
                                                                       1,713,291
--------------------------------------------------------------------------------
South Africa -- 10.6%
   Banks -- 1.4%
    132,000   Standard Bank Group Ltd.                                   463,982
   Metals and Mining -- 9.2%
     30,820   Anglo American Platinum Corp.                            1,135,426
     18,700   Anglo American PLC                                         275,786
     34,096   Aquarius Platinum Ltd.                                     171,218
      8,700   Impala Platinum Hldgs. Ltd.                                552,783
    238,157   Kumba Resources Ltd.                                       903,761
                                                                   -------------
                                                                       3,502,956
--------------------------------------------------------------------------------
South Korea -- 20.0%
   Banks -- 2.0%
      4,971   Kookmin Bank ADR                                           175,725
     13,700   Kookmin Bank *                                             485,139
   Building Products -- 0.8%
      2,560   Kumkang Korea Chemical Co. Ltd.                            252,536
   Chemicals -- 1.7%
     35,068   Hyosung Corp.                                              381,415
     15,170   LG Petrochemical Co. Ltd. *                                173,949
   Construction and Engineering -- 0.5%
     31,000   Hyundai Development Co. *                                  182,960
   Hotels, Restaurants and Leisure -- 0.5%
     38,600   Hotel Shilla Co. Ltd. *                                    154,589
   Insurance -- 0.9%
      5,800   Samsung Fire & Marine Ins. Co. Ltd.                        316,884
   Media -- 0.9%
      4,000   Cheil Comms., Inc.                                         313,983
   Pharmaceuticals -- 0.5%
      8,700   Jeil Pharmaceutical Co.                                    158,442
   Semiconductor Equipment and Products -- 3.5%
      5,200   Samsung Electronics Co. Ltd GDR+                           694,200
      1,800   Samsung Electronics Co. Ltd.                               476,540
   Tobacco -- 1.7%
     82,900   Korea Tobacco & Ginseng
                Corp. GDR+                                               551,285
   Trading Companies and Distributors -- 2.6%
    161,800   Samsung Corp. *                                            873,083
   Wireless Telecommunication Services -- 4.4%
      7,500   SK Telecom Co. Ltd. *                                    1,448,084
        400   SK Telecom Co. Ltd. ADR                                      8,540
                                                                   -------------
                                                                       6,647,354
--------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
------------------------------------------

Schedule of Investments
December 31, 2002 (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------
Taiwan -- 13.2%
   Banks -- 1.0%
    903,000   China Development Financial
                Hldg. Corp. *                                      $     345,303
   Chemicals -- 1.2%
    302,000   Formosa Plastic Corp.                                      397,437
   Commercial Services and Supplies -- 0.5%
    219,000   Taiwan Secom                                               166,225
   Computers and Peripherals -- 0.4%
    275,000   Compeq Mfg. Co. Ltd. *                                     146,032
   Construction and Engineering -- 1.2%
    713,000   CTCI Corp.                                                 380,678
   Diversified Financials -- 0.9%
    380,000   Fubon Financial Hldg. Co. Ltd.                             302,684
   Electronic Equipment and Instruments -- 2.4%
     54,400   Au Optronics Corp. ADR*                                    313,344
     65,050   Hon Hai Precision Inds. Co.
                Ltd. GDR                                                 487,875
   Semiconductor Equipment and Products -- 4.5%
    721,900   Taiwan Semiconductor
                Mfg. Co. Ltd. *                                          887,531
     40,000   Taiwan Semiconductor Mfg.
                Co. Ltd. ADR*                                            282,000
    536,520   United Microelectronics Corp. *                            326,712
   Trading Companies and Distributors -- 1.1%
    481,000   Test-Rite Int'l. Co. Ltd.                                  349,818
                                                                   -------------
                                                                       4,385,639
--------------------------------------------------------------------------------
Thailand -- 1.5%
   Banks -- 0.5%
    126,000   Bangkok Bank *                                             175,203
   Construction Materials -- 0.3%
      3,000   The Siam Cement Public Co. Ltd.                             86,906
   Real Estate -- 0.7%
    132,000   Land & Houses Public Co. Ltd.                              246,257
                                                                   -------------
                                                                         508,366
--------------------------------------------------------------------------------
Turkey -- 1.1%
   Industrial Conglomerates -- 0.7%
 21,498,000   Koc Hldg. A.S. *                                           222,393
   Media -- 0.4%
 96,320,000   Dogan Yayin Hldg. A.S. *                                   140,076
                                                                   -------------
                                                                         362,469
--------------------------------------------------------------------------------
              Total Common Stocks
                (Cost $33,084,826)                                    31,124,543
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Preferred Stock -- 4.4%
--------------------------------------------------------------------------------
Shares                                                                     Value
--------------------------------------------------------------------------------
Brazil -- 3.6%
   Aerospace and Defense -- 0.8%
     17,588   Embraer-Empresa Brasileira de
                Aeronautica ADR                                    $     279,649
   Banks -- 1.2%
    736,104   Itausa-Investimentos Itau S.A.                             390,925
Diversified Telecommunication Services -- 0.4%
  1,719,000   Celular CRT Participacoes S.A.                             149,029
   Metals and Mining -- 1.2%
     13,900   Comp. Vale do Rio Doce                                     383,271
                                                                   -------------
                                                                       1,202,874
--------------------------------------------------------------------------------
Thailand -- 0.8%
   Banks -- 0.8%
    377,000   Siam Commercial Bank *                                     246,819
--------------------------------------------------------------------------------
              Total Preferred Stocks
                (Cost $1,791,097)                                   $  1,449,693
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Warrant -- 0.0%
--------------------------------------------------------------------------------
Hong Kong -- 0.0%
     53,600   Kingboard Chemicals Hldgs. Ltd.
                Warrants, expiring 12/31/2003*
                (Cost $0)                                                  4,811
--------------------------------------------------------------------------------
Total Investments -- 98.1%
  (Cost $34,875,923)                                                  32,579,047
Cash, Receivables and Other Assets
  Less Liabilities -- 1.9%                                               631,833
--------------------------------------------------------------------------------
Net Assets -- 100%                                                 $  33,210,880
--------------------------------------------------------------------------------

*     Non-income producing security.
+     Rule 144A restricted security.

Glossary of Terms:

      ADR - American Depositary Receipt.
      GDR - Global Depositary Receipt.

                       See notes to financial statements.


--------------------------------------------------------------------------------
98

--------------------------------------------------------------------------------

Statement of Assets
and Liabilities
December 31, 2002

ASSETS
  Investments, at market (cost $34,875,923)                        $ 32,579,047
  Foreign currency (cost $634,756)                                      638,092
  Cash                                                                  408,053
  Dividends receivable                                                   97,667
  Other assets                                                              640
                                                                   ------------
    Total Assets                                                     33,723,499
                                                                   ------------

LIABILITIES
  Payable for fund shares redeemed                                      346,318
  Payable for securities purchased                                       80,023
  Accrued expenses                                                       66,992
  Accrued foreign capital gains tax                                      19,286
                                                                   ------------
    Total Liabilities                                                   512,619
                                                                   ------------
    Net Assets                                                     $ 33,210,880
                                                                   ============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                            $    372,557
  Additional paid-in capital                                         40,747,707
  Distributions in excess of net investment income                      (22,420)
  Accumulated net realized loss on investments
    and foreign currency related transactions                        (5,572,529)
  Net unrealized depreciation of investments
    and translation of other assets and
    liabilities denominated in foreign currencies                    (2,314,435)
                                                                   ------------
    Net Assets                                                     $ 33,210,880
                                                                   ============

Shares Outstanding -- $0.10 par value                                 3,725,570
                                                                   ============

Net Asset Value Per Share                                          $       8.91
                                                                   ============

Statement of Operations
Year Ended
December 31, 2002

INVESTMENT INCOME
  Dividends                                                        $  1,278,139
  Interest                                                                9,516
  Less: Foreign tax withheld                                           (137,110)
                                                                   ------------
    Total Income                                                      1,150,545
                                                                   ------------

  Expenses:
    Investment advisory fees -- Note B                                  584,277
    Custodian fees                                                      260,427
    Audit fees                                                           24,450
    Printing expense                                                     23,499
    Directors' fees -- Note B                                             3,077
    Registration fees                                                     2,000
    Legal fees                                                            1,872
    Loan commitment fees -- Note F                                          723
    Insurance expense                                                       658
    Other                                                                 1,279
                                                                   ------------
                                                                        902,262
                                                                   ------------

  Net Investment Income                                                 248,283
                                                                   ------------

REALIZED AND UNREALIZED GAIN/
  (LOSS) ON INVESTMENTS AND
  FOREIGN CURRENCIES -- NOTE C
    Net realized gain on investments -- Note A                        2,070,053
    Net realized gain on foreign currency related
    transactions -- Note A                                               58,955
    Net change in unrealized appreciation of
    investments -- Note C                                            (6,940,685)
    Net change in unrealized depreciation from
    translation of other assets and liabilities
  denominated in foreign currencies -- Note A                             3,940
    Foreign Capital Gains Tax                                           (62,362)
                                                                   ------------
  Net Realized and Unrealized Loss on
    Investments and Foreign Currencies                               (4,870,099)
                                                                    ------------
      NET DECREASE IN NET ASSETS
        FROM OPERATIONS                                            $ (4,621,816)
                                                                   ============

See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Baillie Gifford Emerging Markets Fund
------------------------------------------

Statement of Changes in Net Assets

                                                                      Year Ended December 31,
                                                                       2002             2001
                                                                   ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
     Net investment income                                         $    248,283     $    475,803
     Net realized gain/(loss) on investments and foreign
       currency related transactions                                  2,066,646       (5,588,617)
     Net change in unrealized appreciation/(depreciation)
       of investments and translation of other assets and
       liabilities denominated in foreign currencies                 (6,936,745)       8,025,872
                                                                   ------------     ------------
      Net Increase/(Decrease) in Net Assets from Operations          (4,621,816)       2,913,058
                                                                   ------------     ------------

  Dividends to Shareholders from:
    Net investment income                                              (213,244)        (104,530)
                                                                   ------------     ------------

  From Capital Share Transactions:
    Net decrease in net assets from capital share
      transactions -- Note E                                        (18,466,972)      (4,931,883)
                                                                   ------------     ------------
  Net Decrease in Net Assets                                        (23,302,032)      (2,123,355)

NET ASSETS:
Beginning of year                                                    56,512,912       58,636,267
                                                                   ------------     ------------
End of year *                                                      $ 33,210,880     $ 56,512,912
                                                                   ============     ============

* Includes distributions in excess of net investment income of:    $    (22,240)    $    (51,273)

                       See notes to financial statements.


--------------------------------------------------------------------------------
100

--------------------------------------------------------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

                                                                          Year Ended December 31,
                                                ---------------------------------------------------------------------------
                                                   2002            2001            2000            1999           1998
                                                ---------------------------------------------------------------------------
Net asset value,
  beginning of year ........................    $     9.57      $     9.02      $    12.73      $     7.39     $    10.17
                                                ----------      ----------      ----------      ----------     ----------
Income from investment
  operations:
  Net investment income/(loss) .............          0.05            0.07           (0.04)           0.01           0.09
  Net realized and unrealized gain/
    (loss) on investments and translation of
    other assets and liabilities denominated
    in foreign currency ....................         (0.66)           0.50           (3.50)           5.33          (2.81)
                                                ----------      ----------      ----------      ----------     ----------
  Net increase/(decrease) from investment
    operations .............................         (0.61)           0.57           (3.54)           5.34          (2.72)
                                                ----------      ----------      ----------      ----------     ----------

Dividends and Distributions
  to Shareholders from:
  Net investment income ....................         (0.05)          (0.02)             --              --             --
  Net realized gain on investments and
    foreign currency related transactions ..            --              --           (0.17)             --             --
  Tax return of capital ....................            --              --              --              --          (0.06)
                                                ----------      ----------      ----------      ----------     ----------
  Total dividends and distributions ........         (0.05)          (0.02)          (0.17)             --          (0.06)
                                                ----------      ----------      ----------      ----------     ----------

Net asset value, end of year ...............    $     8.91      $     9.57      $     9.02      $    12.73     $     7.39
                                                ----------      ----------      ----------      ----------     ----------

Total return* ..............................         (6.34)%          6.30%         (27.81)%         72.26%        (26.77)%
                                                ----------      ----------      ----------      ----------     ----------
Ratios/supplemental data:
  Net assets, end of year
    (000's omitted) ........................    $   33,211      $   56,513      $   58,636      $   92,256     $   50,664
  Ratio of expenses to
    average net assets .....................          1.54%           1.48%           1.38%           1.44%          1.49%
  Ratio of net investment
    income/(loss) to average net assets ....          0.42%           0.84%          (0.22)%          0.12%          1.16%
  Portfolio turnover rate ..................           101%            103%             95%             96%            69%

* Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------------

Schedule of Investments
December 31, 2002

--------------------------------------------------------------------------------
Common Stocks -- 96.5%
--------------------------------------------------------------------------------
Shares                                                                    Value
--------------------------------------------------------------------------------
Aerospace and Defense -- 3.0%
     42,725   Alliant Techsystems, Inc. *                           $ 2,663,904
     55,800   DRS Technologies, Inc. *                                1,748,214
     98,900   Precision Castparts Corp.                               2,398,325
                                                                  --------------
                                                                      6,810,443
--------------------------------------------------------------------------------
Air Freight and Logistics -- 0.5%
     47,600   UTi Worldwide, Inc.                                     1,249,500
--------------------------------------------------------------------------------
Airlines -- 1.2%
    203,500   Skywest, Inc.                                           2,659,745
--------------------------------------------------------------------------------
Auto Components -- 1.3%
    127,300   American Axle & Mfg. Hldgs., Inc. *                     2,981,366
--------------------------------------------------------------------------------
Banks -- 8.3%
     52,800   Allegiant Bancorp, Inc.                                   962,491
     36,680   Associated Banc-Corp                                    1,244,919
     53,400   City National Corp.                                     2,349,066
     46,600   Community Bank System, Inc.                             1,460,910
     92,600   East West Bancorp, Inc.                                 3,341,008
    153,025   Fulton Financial Corp.                                  2,702,421
     73,600   Southwest Bancorp. of Texas, Inc. *                     2,120,416
     68,700   UCBH Hldgs., Inc.                                       2,916,315
     72,550   W Hldg. Co., Inc.                                       1,190,546
     24,250   Wintrust Financial Corp.                                  759,510
                                                                  --------------
                                                                     19,047,602
--------------------------------------------------------------------------------
Beverages -- 1.9%
     85,400   Boston Beer Co., Inc. *                                 1,221,220
    171,700   Cott Corp. *                                            3,059,694
                                                                  --------------
                                                                      4,280,914
--------------------------------------------------------------------------------
Biotechnology -- 2.4%
     40,700   Charles River Laboratories Int'l. *                     1,566,136
    247,600   Medarex, Inc. *                                           978,020
    206,000   Protein Design Labs, Inc. *                             1,751,000
     68,700   Vertex Pharmaceuticals, Inc. *                          1,088,895
                                                                  --------------
                                                                      5,384,051
--------------------------------------------------------------------------------
Chemicals -- 2.3%
    114,200   Cabot Corp.                                             3,030,868
    106,200   Spartech Corp.                                          2,190,906
                                                                  --------------
                                                                      5,221,774
--------------------------------------------------------------------------------
Commercial Services and Supplies -- 4.4%
     67,400   Banta Corp.                                             2,107,598
    167,500   Daisytek Int'l. Corp. *                                 1,328,275
     44,950   FTI Consulting, Inc. *                                  1,804,742
     32,900   G & K Svcs., Inc.                                       1,164,693
     34,500   Global Payments, Inc.                                   1,104,345
     29,200   NCO Group, Inc. *                                         465,740
    109,100   School Specialty, Inc. *                                2,179,818
                                                                  --------------
                                                                     10,155,211
--------------------------------------------------------------------------------
Communications Equipment -- 2.4%
     72,600   Avocent Corp. *                                         1,613,172
    132,800   F5 Networks, Inc. *                                     1,426,272
    162,700   Foundry Networks, Inc. *                                1,145,408
    171,700   McDATA Corp. *                                          1,207,051
                                                                  --------------
                                                                      5,391,903
--------------------------------------------------------------------------------
Computers and Peripherals -- 0.8%
    243,200   Synaptics, Inc. *                                       1,848,320
--------------------------------------------------------------------------------
Construction and Engineering -- 1.5%
     26,300   EMCOR Group, Inc. *                                     1,394,163
     54,800   Jacobs Engineering Group, Inc. *                        1,950,880
                                                                  --------------
                                                                      3,345,043
--------------------------------------------------------------------------------
Diversified Financials -- 3.3%
     53,200   Federal Agricultural Mortgage
                Corp. *                                               1,630,048
     67,000   Financial Federal Corp. *                               1,683,710
     78,100   Investors Financial Svcs Corp.                          2,139,159
     42,700   Legg Mason, Inc.                                        2,072,658
                                                                  --------------
                                                                      7,525,575
--------------------------------------------------------------------------------
Diversified Telecommunication Services -- 0.8%
     53,200   Commonwealth Telephone
                Enterprises, Inc. *                                   1,906,688
--------------------------------------------------------------------------------
Electrical Equipment -- 0.8%
    222,200   AstroPower, Inc. *                                      1,775,378
--------------------------------------------------------------------------------
Electronic Equipment and Instruments-- 2.7%
     54,600   Benchmark Electronics, Inc. *                           1,564,836
     80,500   Planar Systems, Inc. *                                  1,660,715
    120,600   Plexus Corp. *                                          1,058,868
     66,000   Varian, Inc. *                                          1,893,540
                                                                  --------------
                                                                      6,177,959
--------------------------------------------------------------------------------
Energy Equipment and Services -- 2.6%
    110,600   Offshore Logistics, Inc. *                              2,424,352
    114,800   Patterson-UTI Energy, Inc. *                            3,463,516
                                                                  --------------
                                                                      5,887,868
--------------------------------------------------------------------------------
Food and Drug Retailing -- 1.0%
     90,400   United Natural Foods, Inc. *                            2,291,640
--------------------------------------------------------------------------------
Food Products -- 1.9%
     88,200   American Italian Pasta Co. *                            3,173,436
     59,200   Smithfield Foods, Inc. *                                1,174,528
                                                                  --------------
                                                                      4,347,964
--------------------------------------------------------------------------------
Health Care Equipment and Supplies -- 0.5%
     32,500   Diagnostic Products Corp.                               1,255,150
--------------------------------------------------------------------------------
Health Care Providers and Services-- 3.9%
     39,500   AdvancePCS *                                              877,295
     32,800   DIANON Systems, Inc. *                                  1,564,888
     73,200   Henry Schein, Inc. *                                    3,294,000
     55,800   LifePoint Hospitals, Inc. *                             1,670,150
    163,725   Province Healthcare Co. *                               1,593,044
                                                                  --------------
                                                                      8,999,377
--------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------
102

--------------------------------------------------------------------------------

Shares                                                                     Value
--------------------------------------------------------------------------------
Hotels, Restaurants and Leisure -- 2.3%
     68,600   Lone Star Steakhouse & Saloon                       $   1,326,724
    147,400   Penn National Gaming, Inc. *                            2,337,764
     87,700   Ruby Tuesday, Inc.                                      1,516,333
                                                                  --------------
                                                                      5,180,821
--------------------------------------------------------------------------------
Household Durables -- 1.6%
     36,918   Beazer Homes USA, Inc. *                                2,237,231
     52,900   Snap-On, Inc.                                           1,487,019
                                                                  --------------
                                                                      3,724,250
--------------------------------------------------------------------------------
Household Products -- 0.8%
     95,700   Dial Corp.                                              1,949,409
--------------------------------------------------------------------------------
Information Technology Consulting and Services -- 2.7%
     61,600   CACI Int'l., Inc. *                                     2,195,424
    225,300   Keane, Inc. *                                           2,025,447
     78,400   Manhattan Assoc., Inc. *                                1,854,944
                                                                  --------------
                                                                      6,075,815
--------------------------------------------------------------------------------
Insurance -- 6.4%
     82,900   Authur J. Gallagher & Co.                               2,435,602
     67,500   Brown & Brown, Inc.                                     2,181,600
     88,400   Harleysville Group, Inc.                                2,336,412
     40,800   Montpelier Re Hldgs. Ltd *                              1,175,040
     27,000   PartnerRe Ltd.                                          1,399,140
     78,200   Philadelphia Conso. Hldg. Corp. *                       2,768,280
     60,700   RenaissanceRe Hldgs. Ltd.                               2,403,720
                                                                  --------------
                                                                     14,699,794
--------------------------------------------------------------------------------
Leisure Equipment and Products -- 1.4%
     69,500   Action Performance Cos., Inc.                           1,320,500
     47,000   Winnebago Inds., Inc.                                   1,843,810
                                                                  --------------
                                                                      3,164,310
--------------------------------------------------------------------------------
Machinery -- 2.8%
     74,700   AGCO Corp. *                                            1,650,870
     54,100   CLARCOR, Inc. *                                         1,745,807
     38,100   IDEX Corp.                                              1,245,870
     28,000   Oshkosh Truck Corp.                                     1,722,000
                                                                  --------------
                                                                      6,364,547
--------------------------------------------------------------------------------
Media -- 1.0%
     61,500   Cumulus Media, Inc. *                                     914,505
     23,700   Media General, Inc.                                     1,420,815
                                                                  --------------
                                                                      2,335,320
--------------------------------------------------------------------------------
Metals and Mining -- 0.4%
     34,100   Peabody Energy Corp.                                      996,743
--------------------------------------------------------------------------------
Oil and Gas -- 2.5%
     34,100   Evergreen Resources, Inc. *                             1,529,385
    118,900   Spinnaker Exploration Co. *                             2,621,745
     40,600   Western Gas Resources, Inc.                             1,496,110
                                                                  --------------
                                                                      5,647,240
--------------------------------------------------------------------------------
Paper and Forest Products -- 1.6%
     76,300   Glatfelter                                              1,004,108
    170,400   Louisiana-Pacific Corp.                                 1,373,424
     29,600   Rayonier, Inc.                                          1,339,400
                                                                  --------------
                                                                      3,716,932
--------------------------------------------------------------------------------
Pharmaceuticals -- 4.5%
     84,700   Medicis Pharmaceutical Corp. *                          4,207,049
     64,000   NPS Pharmaceuticals, Inc. *                             1,610,880
    120,400   Taro Pharmaceutical Inds. Ltd. *                        4,527,040
                                                                  --------------
                                                                     10,344,969
--------------------------------------------------------------------------------
Real Estate -- 3.9%
     44,300   AMB Ppty. Corp.                                         1,212,048
     94,400   Arden Realty, Inc.                                      2,090,960
     51,600   Home Pptys. NY, Inc.                                    1,777,620
     73,500   Prentiss Pptys. Trust                                   2,078,580
     86,200   Reckson Assocs. Realty Corp.                            1,814,510
                                                                  --------------
                                                                      8,973,718
--------------------------------------------------------------------------------
Road and Rail -- 1.5%
     66,400   P.A.M. Transportation Svcs., Inc. *                     1,673,944
     84,000   Werner Enterprises, Inc.                                1,808,520
                                                                  --------------
                                                                      3,482,464
--------------------------------------------------------------------------------
Semiconductor Equipment and Products-- 4.8%
    180,700   Entegris, Inc. *                                        1,861,210
    119,400   Exar Corp. *                                            1,480,560
    126,200   Micrel, Inc. *                                          1,133,276
    109,900   MKS Instruments, Inc. *                                 1,805,657
    141,700   Monolithic System Technology, Inc. *                    1,711,736
    261,200   Pericom Semiconductor Corp. *                           2,170,572
    221,700   TriQuint Semiconductor, Inc. *                            940,008
                                                                  --------------
                                                                     11,103,019
--------------------------------------------------------------------------------
Software -- 6.8%
    143,700   Borland Software Corp. *                                1,767,510
    125,100   FactSet Research Systems, Inc.                          3,536,577
     68,198   Fair, Issac & Co., Inc.                                 2,912,055
    136,300   Henry Jack & Assocs., Inc.                              1,641,052
     59,400   Hyperion Solutions Corp. *                              1,524,798
    157,900   J.D. Edwards & Co. *                                    1,781,112
    237,500   RSA Security, Inc. *                                    1,422,625
     75,500   THQ, Inc. *                                             1,000,375
                                                                  --------------
                                                                     15,586,104
--------------------------------------------------------------------------------
Specialty Retail -- 3.2%
    103,400   Chico's FAS, Inc. *                                     1,955,294
     85,100   Cost Plus, Inc. *                                       2,439,817
    123,800   Group 1 Automotive, Inc. *                              2,956,344
                                                                  --------------
                                                                      7,351,455
--------------------------------------------------------------------------------
Water Utilities-- 0.8%
     84,500   Philadelphia Subn. Corp.                                1,740,700
--------------------------------------------------------------------------------
              Total Common Stocks
                (Cost $221,732,666)                                 220,981,081
--------------------------------------------------------------------------------

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------------

Schedule of Investments
December 31, 2002 (Continued)

Shares                                                                     Value
--------------------------------------------------------------------------------
$ 8,619,000   State Street Bank and Trust Co.
              repurchase agreement,
              dated 12/31/2002,
              maturity value $8,619,551 at
              1.15%, due 1/2/2003 (1)
                (Cost $8,619,000)                                 $   8,619,000
--------------------------------------------------------------------------------
Total Investments -- 100.3%
  (Cost $230,351,666)                                               229,600,081
Liabilities in Excess of Cash, Receivables
  and Other Assets -- (0.3)%                                           (647,003)
--------------------------------------------------------------------------------
Net Assets -- 100%                                                $ 228,953,078
--------------------------------------------------------------------------------

*     Non-income producing security.
(1) The repurchase agreement is fully collateralized by U.S. Government and/or agency obligations based on market prices at the date of the portfolio.

                       See notes to financial statements.


--------------------------------------------------------------------------------
104

--------------------------------------------------------------------------------

Statement of Assets
and Liabilities
December 31, 2002

ASSETS
  Investments, at market (cost $230,351,666)                      $ 229,600,081
  Cash                                                                      345
  Dividends receivable                                                  249,061
  Receivable for fund shares sold                                        27,967
  Interest receivable                                                       275
  Other assets                                                            2,666
                                                                  -------------
    Total Assets                                                    229,880,395
                                                                  -------------

LIABILITIES
  Payable for securities purchased                                      714,087
  Accrued expenses                                                       61,208
  Payable for fund shares redeemed                                          729
  Due to affiliates                                                     151,293
                                                                  -------------
    Total Liabilities                                                   927,317
                                                                  -------------
    Net Assets                                                    $ 228,953,078
                                                                  =============

COMPONENTS OF NET ASSETS
  Capital stock, at par                                           $   1,841,368
  Additional paid-in capital                                        247,634,017
  Accumulated net realized loss on investments                      (19,770,722)
  Net unrealized depreciation of investments                           (751,585)
                                                                  -------------
    Net Assets                                                    $ 228,953,078
                                                                  =============

Shares Outstanding -- $0.10 par value                                18,413,676
                                                                  =============

Net Asset Value Per Share                                         $       12.43
                                                                  =============

Statement of Operations
Year Ended
December 31, 2002

INVESTMENT INCOME
  Dividends                                                       $   1,804,531
  Interest                                                              228,306
  Less: Foreign tax withheld                                             (3,445)
                                                                  -------------
    Total Income                                                      2,029,392
                                                                  -------------

  Expenses:
    Investment advisory fees -- Note B                                1,919,170
    Printing expense                                                     96,292
    Custodian fees                                                       92,094
    Audit fees                                                           19,850
    Directors' fees -- Note B                                            13,531
    Legal fees                                                           10,400
    Loan commitment fees -- Note F                                        3,050
    Insurance expense                                                     2,971
    Registration fees                                                     2,500
    Other                                                                   457
                                                                  -------------
    Total Expenses                                                    2,160,315
                                                                  -------------

  Net Investment Loss                                                  (130,923)
                                                                  -------------

REALIZED AND UNREALIZED GAIN/(LOSS)
  ON INVESTMENTS -- NOTE C
    Net realized loss on investments -- Note A                      (11,292,659)
    Net change in unrealized appreciation
      of investments -- Note C                                      (33,541,865)
                                                                  -------------
  Net Realized and Unrealized Loss
    on Investments                                                  (44,834,524)
                                                                  -------------
      NET DECREASE IN NET ASSETS
        FROM OPERATIONS                                           $ (44,965,447)
                                                                  =============

See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Guardian Small Cap Stock Fund
---------------------------------------

Statement of Changes in Net Assets

                                                                Year Ended December 31,
                                                                 2002              2001
                                                            -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS
  From Operations:
    Net investment income/(loss)                            $    (130,923)    $      31,170
    Net realized loss on investments                          (11,292,659)       (1,434,578)
    Net change in unrealized appreciation/(depreciation)
      of investments                                          (33,541,865)      (21,358,568)
                                                            -------------     -------------
      Net Decrease in Net Assets from Operations              (44,965,447)      (22,761,976)
                                                            -------------     -------------

  Dividends and Distributions to Shareholders from:
    Net investment income                                         (11,465)          (19,806)
    Net realized gain on investments                                   --           (13,047)
                                                            -------------     -------------
      Total Dividends and Distributions to Shareholders           (11,465)          (32,853)
                                                            -------------     -------------

  From Capital Share Transactions:
    Net increase in net assets from capital share
      transactions -- Note E                                    7,892,228           817,200
                                                            -------------     -------------
  Net Decrease in Net Assets                                  (37,084,684)      (21,977,629)

NET ASSETS:
Beginning of year                                             266,037,762       288,015,391
                                                            -------------     -------------
End of year *                                               $ 228,953,078     $ 266,037,762
                                                            =============     =============

* Includes undistributed net investment income of:          $          --     $      11,559

                       See notes to financial statements.


--------------------------------------------------------------------------------
106

--------------------------------------------------------------------------------

Financial Highlights

Selected data for a share of capital stock outstanding throughout the years indicated:

                                                                           Year Ended December 31,
                                             -------------------------------------------------------------------------------------
                                                 2002               2001               2000             1999             1998
                                             -------------------------------------------------------------------------------------
Net asset value,
  beginning of year .....................    $     14.71        $     15.96        $     17.18      $     12.74      $     13.63
                                             -----------        -----------        -----------      -----------      -----------
Income from investment
  operations:
  Net investment income/(loss) ..........          (0.01)              0.00(a)           (0.01)            0.02             0.01
  Net realized and unrealized gain/
    (loss) on investments ...............          (2.27)             (1.25)             (0.60)            4.44            (0.79)
                                             -----------        -----------        -----------      -----------      -----------
  Net increase/(decrease) from investment
    operations ..........................          (2.28)             (1.25)             (0.61)            4.46            (0.78)
                                             -----------        -----------        -----------      -----------      -----------

Dividends and Distributions
  to Shareholders from:
  Net investment income .................          (0.00)(a)          (0.00)(a)             --            (0.02)           (0.01)
  Net realized gain on investments ......             --              (0.00)(a)          (0.61)              --            (0.10)
                                             -----------        -----------        -----------      -----------      -----------
  Total dividends and distributions .....          (0.00)             (0.00)             (0.61)           (0.02)           (0.11)
                                             -----------        -----------        -----------      -----------      -----------

Net asset value, end of year ............    $     12.43        $     14.71        $     15.96      $     17.18      $     12.74
                                             -----------        -----------        -----------      -----------      -----------

Total return(b) .........................         (15.50)%            (7.83)%            (3.38)%          35.04%           (5.75)%
                                             -----------        -----------        -----------      -----------      -----------
Ratios/supplemental data:
  Net assets, end of year
    (000's omitted) .....................    $   228,953        $   266,038        $   288,015      $   258,419      $   193,593
  Ratio of expenses to
    average net assets ..................           0.84%              0.84%              0.82%            0.83%            0.89%
  Ratio of net investment
    income/(loss) to average net assets .          (0.05)%             0.01%             (0.05)%           0.17%            0.17%
  Portfolio turnover rate ...............            109%               134%               128%             100%              59%

(a)   Rounds to less than $0.01.
(b) Total returns do not reflect the effects of charges deducted pursuant to the terms of GIAC's variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

                       See notes to financial statements.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GIAC Funds, Inc. (including: Baillie Gifford
International Fund, Baillie Gifford Emerging Markets
Fund and The Guardian Small Cap Stock Fund)
----------------------------------------------------

Notes to Financial Statements
December 31, 2002 (Continued)

----------------------------------------------
Note A -- Organization and Accounting Policies
----------------------------------------------

      GIAC Funds, Inc. (the Company) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (1940 Act), which was incorporated in Maryland on October 29, 1990. Shares of the Company are offered in three series: Baillie Gifford International Fund (BGIF), Baillie Gifford Emerging Markets Fund (BGEMF) and The Guardian Small Cap Stock Fund (GSCSF). The series are collectively referred to herein as the "Funds". Shares of the Funds are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (GIAC). GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (Guardian Life).

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Significant accounting policies of the Funds are as follows:

Investments

      Securities listed on domestic or foreign securities exchanges are valued at the last sales price on such exchanges, or if no sale occurred, at the mean of the bid and asked prices. Securities traded in the over-the-counter market are valued using the last sale price, when available. Otherwise, over-the-counter securities are valued at the mean between the bid and asked prices.

      Other securities for which market quotations are not readily available, including restricted securities and illiquid assets, are valued at fair value as determined in good faith by or under the direction of the Company's Board of Directors.

      Repurchase agreements are carried at cost which approximates market value (See Note D).

      Investing outside of the U.S. may involve certain considerations and risks not typically associated with domestic investments, including the possibility of political and economic unrest and different levels of governmental supervision and regulation of foreign securities markets.

      Investment transactions are recorded on the date of purchase or sale. Security gains or losses are determined on an identified cost basis. Interest income, including amortization/accretion of premium/discount, is accrued daily. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

      The books and records of the Funds are maintained in U.S. dollars as follows:

      (1) The foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated into U.S. dollars at the current rate of exchange.

      (2) Security purchases and sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

      The resulting gains and losses are included in the Statement of Operations as follows:

      Realized foreign exchange gains and losses, which result from changes in foreign exchange rates between the date on which the Funds earn dividends and interest or pay foreign withholding taxes or other expenses and the date on which U.S. dollar equivalent amounts are actually received or paid, are included in net realized gains or losses on foreign currency related transactions. Realized foreign exchange gains and losses which result from changes in foreign exchange rates between the trade and settlement dates on security and currency transactions are also included in net realized gains or losses on foreign currency related transactions. Net currency gains and losses from valuing other assets and liabilities denominated in foreign currency at the period end exchange rate are reflected in net change in unrealized appreciation or depreciation from translation of other assets and liabilities denominated in foreign currencies.


--------------------------------------------------------------------------------
108

--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 2002 (Continued)

Forward Foreign Currency Contracts

      The Funds may enter into forward foreign currency contracts in connection with planned purchases or sales of securities, or to hedge against changes in currency exchange rates affecting the values of its investments that are denominated in a particular currency. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward exchange rate. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency related transactions by the Funds. When forward contracts are closed, the Funds will record realized gains or losses equal to the difference between the values of such forward contracts at the time each was opened and the values at the time each was closed. Such amounts are recorded in net realized gains or losses on foreign currency related transactions. The Funds will not enter into a forward foreign currency contract if such contract would obligate the applicable Fund to deliver an amount of foreign currency in excess of the value of the Funds' portfolio securities or other assets denominated in that currency.

Futures Contracts

      BGIF and BGEMF may enter into financial futures contracts for the delayed delivery of securities, currency or contracts based on financial indices at a fixed price on a future date. In entering into such contracts, BGIF and BGEMF are required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by BGIF and BGEMF each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as variation margin by BGIF and BGEMF. The daily changes in the variation margin are recognized as unrealized gains or losses by BGIF and BGEMF. The investments of BGIF and BGEMF in financial futures contracts are designed to hedge against anticipated future changes in interest or exchange rates or securities prices. In addition, BGIF and BGEMF may enter into financial futures contracts for non-hedging purposes. Should interest or exchange rates or securities prices or prices of futures contracts move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

Dividend Distributions

      Dividends from net investment income are declared and paid semi-annually for the Funds. Net realized short-term and long-term capital gains for the Funds will be distributed at least annually. All such dividends or distributions are credited in the form of additional shares of the applicable Fund at such Fund's net asset value on the ex-dividend date.

      All dividends and distributions are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations. Differences between the recognition of income on an income tax basis and recognition of income based on GAAP may cause temporary overdistributions of net realized gains and net investment income.

Taxes

      Each Fund has qualified and intends to remain qualified to be taxed as a "regulated investment company" under the provisions of the U.S. Internal Revenue Code (Code), and as such will not be subject to federal income tax on taxable income (including any realized capital gains) which is distributed in accordance with the provisions of the Code. Therefore, no federal income tax provision is required.

      Withholding taxes on foreign interest, dividends and capital gains in the BGIF and BGEMF have been provided for in accordance with the applicable country's tax rules and rates.

      For the year ended December 31, 2002, for federal income tax purposes, the following Funds have post-October capital losses and net capital losses carryforward of:

                          Post-October        Capital Loss          Expiration
                          Capital Loss        Carryforward             Date
                          ------------        ------------             ----
BGIF                       $11,365,549        $  4,286,662             2009
BGIF                                --          48,698,518             2010
BGEMF                          972,905           4,402,210             2009
GSCSF                        4,080,645           8,478,064             2009
GSCSF                               --           5,314,217             2010


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GIAC Funds, Inc. (including: Baillie Gifford
International Fund, Baillie Gifford Emerging Markets
Fund and The Guardian Small Cap Stock Fund)
----------------------------------------------------

Notes to Financial Statements
December 31, 2002 (Continued)

      The tax character of distributions paid to shareholders during the years ended December 31, 2002 and 2001 was as follows:

                                 Ordinary        Long-Term
                                  Income        Capital Gain            Total
                                 --------       ------------            -----
                                                     2002
                                ------------------------------------------------
BGIF                            $   177,670     $         --         $  177,670
BGEMF                               213,244               --            213,244
GSCSF                                11,465               --             11,465
                                ------------------------------------------------
                                                     2001
                                ------------------------------------------------

BGIF                            $ 2,687,956     $  2,643,816         $5,331,772
BGEMF                               104,530               --            104,530
GSCSF                                19,806           13,047             32,853

      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                          Undistributed    Post-October Loss/
                             Ordinary         Capital Loss          Unrealized
                              Income          Carryforward        (Depreciation)
                          -------------    ------------------     --------------
BGIF                       $   759,422        $(64,350,729)        $(19,957,796)
BGEMF                          133,185          (5,375,115)          (2,667,455)
GSCSF                               --         (17,872,926)          (2,649,381)

Reclassification of Capital Accounts

      The treatment for financial statement purposes of distributions made during the year from net investment income and net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income or capital gains, and the recharacterization of foreign exchange gains or losses to either ordinary income or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset value per share of the Fund.

      During the year ended December 31, 2002, certain Funds reclassified amounts to paid-in capital from undistributed/(overdistributed) net investment income and accumulated net realized gain/(loss) on investment and foreign currency related transactions. Increases/ (decreases) to the various capital accounts were as follows:

                                                                   Accumulated
                                                                  net realized
                                                                 gain/(loss) on
                                              Undistributed/       investments
                                             (overdistributed)     and foreign
                               Paid-in        net investment    currency related
                               capital            income          transactions
                               -------       -----------------  ----------------
BGIF                          $      --         $ 132,318         $  (132,318)
BGEMF                                --            (6,186)              6,186
GSCSF                          (130,831)          130,829                   2

-------------------------------------------------
Note B -- Investment Management Agreements
          and Payments to or from Related Parties
-------------------------------------------------

      BGIF and BGEMF have an investment management agreement with Guardian Baillie Gifford Limited (GBG), a Scottish corporation owned by GIAC and Baillie Gifford Overseas Limited (BG Overseas). GBG is responsible for the overall investment management of the BGIF and BGEMF portfolios subject to the supervision of the Company's Board of Directors. GBG has entered into sub-investment management agreements with BG Overseas pursuant to which BG Overseas is responsible for the day-to-day management of BGIF and BGEMF. GBG continually monitors and evaluates the performance of BG Overseas.

      As compensation for its services, GBG receives a management fee computed at the annual rate of .80% of BGIF's average daily net assets and 1.00% of BGEMF's average daily net assets. One-half of these fees (.40% relating to BGIF and .50% relating to BGEMF) are payable by GBG to BG Overseas for its services. Payment of the sub-investment management fees does not represent a separate or additional expense to the Funds.

      GSCSF has an investment advisory agreement with Guardian Investor Services LLC (GIS, formerly known as "Guardian Investor Services Corporation"), a wholly-owned subsidiary of GIAC. GIS receives a management fee from GSCSF at an annual rate of .75% of its average daily net assets.

      The Guardian Fund Complex pays directors who are not "interested persons" (as defined in the 1940 Act) fees consisting of a $5,000 per meeting and an annual retainer of $30,500, allocated among all funds in the Guardian Fund Complex based on relative average daily net assets.


--------------------------------------------------------------------------------
110

--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 2002 (Continued)

Board committee members also receive a fee of $2,000 per committee meeting, which also is allocated among all funds in the Guardian Fund Complex based on relative average daily net assets. GIS pays compensation to certain directors who are interested persons. Certain officers and directors of the Funds are affiliated with GIS.

---------------------------------
Note C -- Investment Transactions
---------------------------------

      Purchases and proceeds from sales of securities (excluding short-term securities) for the year ended December 31, 2002 were as follows:

                                 BGIF               BGEMF               GSCSF
                                 ----               -----               -----
Purchases ...........        $ 84,820,042        $55,570,124        $272,379,434
Proceeds ............        $132,391,761        $72,231,150        $264,942,686

      The gross unrealized appreciation and depreciation of investments, on a tax basis, excluding foreign currency at December 31, 2002 were as follows:

                                            BGIF             BGEMF            GSCSF
                                            ----             -----            -----
Gross Appreciation .................    $  10,854,296     $  2,563,486     $  20,161,099
Gross Depreciation .................      (30,838,214)      (5,213,382)      (22,810,480)
                                        -------------     ------------     -------------
  Net Unrealized Depreciation ......    $ (19,983,918)    $ (2,649,896)    $  (2,649,381)
                                        =============     ============     =============
Cost of investments for tax purposes    $ 183,177,274     $ 35,228,943     $ 232,249,462
                                        =============     ============     =============

-------------------------------
Note D -- Repurchase Agreements
-------------------------------

      The collateral received for repurchase agreements is either cash or fully negotiable U.S. government securities. Repurchase agreements are fully collateralized (including the interest earned thereon) and such collateral is marked-to-market daily while the agreements remain in force. If the value of the collateral falls below the value of the repurchase price plus accrued interest, the applicable Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the applicable Fund maintains the right to sell the collateral and may claim any resulting loss against the seller.

---------------------------------------
Note E -- Transactions in Capital Stock
---------------------------------------

      There are 1,000,000,000 shares of $0.10 par value capital stock authorized for each of the Funds. Transactions in capital stock were as follows:

                                                 Year Ended December 31,                Year Ended December 31,
                                                2002                2001               2002                2001
---------------------------------------------------------------------------------------------------------------------
                                                         Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
o Baillie Gifford International Fund
Shares sold                                  22,859,035           6,186,498        $ 257,077,952       $  81,724,971
Shares issued in reinvestment of
   dividends and distributions                   14,599             377,872              177,670           5,331,772
Shares repurchased                          (27,312,795)        (21,586,870)        (308,358,523)       (305,369,464)
---------------------------------------------------------------------------------------------------------------------
   Net decrease                              (4,439,161)        (15,022,500)       $ (51,102,901)      $(218,312,721)
---------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GIAC Funds, Inc. (including: Baillie Gifford
International Fund, Baillie Gifford Emerging Markets
Fund and The Guardian Small Cap Stock Fund)
----------------------------------------------------

Notes to Financial Statements
December 31, 2002 (Continued)

                                                 Year Ended December 31,                Year Ended December 31,
                                               2002                 2001              2002                 2001
---------------------------------------------------------------------------------------------------------------------
                                                         Shares                                  Amount
---------------------------------------------------------------------------------------------------------------------
o Baillie Gifford Emerging Markets Fund
Shares sold                                   8,678,513           1,508,303        $  87,068,928       $  13,530,502
Shares issued in reinvestment of
   dividends                                     23,011              11,362              213,244             104,530
Shares repurchased                          (10,879,561)         (2,115,738)        (105,749,144)        (18,566,915)
---------------------------------------------------------------------------------------------------------------------
   Net decrease                              (2,178,037)           (596,073)       $ (18,466,972)      $  (4,931,883)
---------------------------------------------------------------------------------------------------------------------
o The Guardian Small Cap Stock Fund
Shares sold                                   5,787,684           4,078,633        $  83,092,541       $  58,564,012
Shares issued in reinvestment of
   dividends and distributions                      773               2,293               11,465              32,853
Shares repurchased                           (5,463,192)         (4,040,172)         (75,211,778)        (57,779,665)
---------------------------------------------------------------------------------------------------------------------
   Net increase                                 325,265              40,754        $   7,892,228       $     817,200
---------------------------------------------------------------------------------------------------------------------

------------------------
Note F -- Line of Credit
------------------------

      A $100,000,000 line of credit available to all of the Funds and other related Guardian Funds has been established with State Street Bank and Trust Company and Bank of Montreal. The rate of interest charged on any borrowing is based upon the prevailing Federal Funds rate at the time of the loan plus .50% calculated on a 360 day basis per annum. For the year ended December 31, 2002, none of the Funds borrowed against this line of credit.

      The Funds are obligated to pay State Street Bank and Trust Company and Bank of Montreal a commitment fee computed at a rate of .08% per annum on the average daily unused portion of the revolving credit.


--------------------------------------------------------------------------------
112

--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 2002 (Continued)

--------------------------------------------
Note G -- Management Information (Unaudited)
--------------------------------------------

      The directors and officers of the Company are named below. Information about their principal occupations during the past five years and certain other current affiliations is also provided. The business address of each director and officer is 7 Hanover Square, New York, New York 10004, unless otherwise noted. The "Guardian Fund Complex" referred to in this biographical information is composed of (1) the Funds, (2) The Guardian Variable Contract Funds, Inc.1 (a series fund that issues its shares in six series), (3) The Guardian Bond Fund, Inc., (4) The Guardian Cash Fund, Inc., and (5) The Park Avenue Portfolio2 (a series trust that issues its shares in twelve series).

                                                      Interested Directors*
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex Overseen
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                 by Director
---------------------                --------    --------------      --------------------------------------     ----------------
Arthur V. Ferrara (72)              Director       Since 1987        Retired. Former Chairman of the                   23
Box 902                                                              Board and Chief Executive Officer,
East Orleans, Massachusetts 02643                                    The Guardian Life Insurance
                                                                     Company of America 1/93-12/95;
                                                                     Director (Trustee) of all of the
                                                                     mutual funds within the Guardian Fund
                                                                     Complex. Director of various mutual
                                                                     funds, sponsored by Gabelli Asset
                                                                     Management (4 portfolios).

Leo R. Futia (83)                   Director       Since 1982        Retired. Former Chairman of The                   23
18 Interlaken Road                                                   Board and Chief Executive Officer,
Greenwich, Connecticut 06830                                         The Guardian Life Insurance
                                                                     Company of America; Director since
                                                                     5/70. Director (Trustee) of all of the
                                                                     mutual funds within the Guardian Fund
                                                                     Complex.

Dennis J. Manning (55)              Director        Since 2003       President and Chief Executive                     23
81 Greanest Ridge Road                                               Officer, The Guardian Life Insurance
Wilton, Connecticut 06897                                            Company of America, since 1/03.
                                                                     President and Chief Operating Officer,
                                                                     1/02 to 12/02; Executive Vice
                                                                     President and Chief Operating Officer,
                                                                     1/01 to 12/01; Executive Vice
                                                                     President, Individual Markets and
                                                                     Group Pensions, 1/99 to 12/00; Senior
                                                                     Vice President, Individual Markets and
                                                                     Group Pensions, 6/98 to 12/98; Senior
                                                                     Vice President, Chief Marketing
                                                                     Officer prior thereto. Director of The
                                                                     Guardian Insurance & Annuity Company,
                                                                     Inc. since 3/01. Chairman of the Board
                                                                     of all of the mutual funds within the
                                                                     Guardian Fund Complex.

(1) In February 2003, The Guardian Variable Contract Funds, Inc. will begin issuing shares in two new series: The Guardian UBS VC Large Cap Value Fund and The Guardian UBS VC Small Cap Value Fund. As of December 31, 2002, these two Funds had not commenced operations.

(2) During the year, The Park Avenue Portfolio includes two new series: The Guardian UBS Large Cap Value Fund and The Guardian UBS Small Cap Value Fund. As of December 31, 2002, these two Funds had not commenced operations.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GIAC Funds, Inc. (including: Baillie Gifford
International Fund, Baillie Gifford Emerging Markets
Fund and The Guardian Small Cap Stock Fund)
----------------------------------------------------

Notes to Financial Statements
December 31, 2002 (Continued)

                                                   Disinterested Directors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex Overseen
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                 by Director
---------------------                --------    --------------      --------------------------------------     ----------------
Frank J. Fabozzi, Ph.D. (54)        Director       Since 1992        Adjunct Professor of Finance, School              23
858 Tower View Circle                                                of Management -- Yale University,
New Hope, Pennsylvania 18938                                         2/94-present; Visiting Professor of
                                                                     Finance and Accounting, Sloan School
                                                                     of Management -- Massachusetts
                                                                     Institute of Technology prior thereto.
                                                                     Editor, Journal of Portfolio
                                                                     Management. Director (Trustee) of all
                                                                     the mutual funds within the Guardian
                                                                     Fund Complex. Director (Trustee) of
                                                                     various closed-end investment
                                                                     companies sponsored by Blackstone
                                                                     Financial Management (48 portfolios).

William W. Hewitt, Jr. (74)         Director       Since 1989        Retired. Director (Trustee) of all of             23
c/o Guardian Investor                                                the mutual funds within the Guardian
Services LLC                                                         Fund Complex. Director (Trustee)
7 Hanover Square, H27-A                                              of various mutual funds sponsored by
New York, New York 10004                                             UBS Global Asset Management
                                                                     (U.S.), Inc. (41 portfolios).

Dr. Sidney I. Lirtzman (72)         Director       Since 1987        City University of New York at                    23
38 West 26th Street                                                  Baruch College -- Dean, Zicklin
New York, New York 10010                                             School of Business 2/96 to 9/02.
                                                                     Interim President 9/99 to 9/00; Vice
                                                                     President 10/01 to present. Emanuel
                                                                     Saxe Professor of Management 2/96 to
                                                                     present. Director (Trustee) of all of
                                                                     the mutual funds within the Guardian
                                                                     Fund Complex.

Carl W. Schafer (66)                Director       Since 1996        President, Atlantic Foundation (a                 23
66 Witherspoon Street, #1100                                         private charitable foundation).
Princeton, New Jersey 08542                                          Director of Roadway Corporation
                                                                     (trucking), Labor Ready, Inc.
                                                                     (provider of temporary manual labor),
                                                                     and Frontier Oil Corporation. Director
                                                                     (Trustee) of all of the mutual funds
                                                                     within the Guardian Fund Complex.
                                                                     Director (Trustee) of various mutual
                                                                     funds sponsored by UBS Global
                                                                     Asset Management (U.S.), Inc.
                                                                     (41 portfolios).


--------------------------------------------------------------------------------
114

--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 2002 (Continued)

                                                     Disinterested Directors
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex Overseen
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                 by Director
---------------------                --------    --------------      --------------------------------------     ----------------
Robert G. Smith (70)                Director        Since 1982       Chairman and Chief Executive                      23
132 East 72nd Street                                                 Officer, Smith Affiliated Capital
New York, New York 10021                                             Corp. since 4/82. Director (Trustee)
                                                                     of all of the mutual funds within the
                                                                     Guardian Fund Complex. Governor
                                                                     appointments as Director of New York
                                                                     Health Care Reform Act Charitable
                                                                     Organization and Nassau County Interim
                                                                     Finance Authority. Senior private
                                                                     member of the New York State Financial
                                                                     Control Board of New York City. Senior
                                                                     Director for the New York State
                                                                     Comptroller's Investment Advisory
                                                                     Committee for State Pension Funds
                                                                     (Common Fund).

                                                            Officers
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex for which
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                Officer Serves
---------------------                --------    --------------      --------------------------------------     -----------------
Joseph A. Caruso (50)               Senior Vice    Since 1992        Senior Vice President and                         23
                                    President                        Corporate Secretary, The Guardian
                                    and                              Life Insurance Company of America
                                    Secretary                        since 1/01; Vice President and Corporate
                                                                     Secretary prior thereto. Senior Vice
                                                                     President and Secretary, The Guardian
                                                                     Insurance & Annuity Company, Inc.,
                                                                     Guardian Investor Services LLC, Park
                                                                     Avenue Life Insurance Company,
                                                                     Guardian Baillie Gifford Limited, and
                                                                     all of the mutual funds within the
                                                                     Guardian Fund Complex. Vice President
                                                                     and Corporate Secretary, Park Avenue
                                                                     Securities LLC. Director of Guardian
                                                                     Insurance & Annuity Company, Inc.,
                                                                     Guardian Investor Services LLC and
                                                                     Park Avenue Securities LLC since 3/02.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GIAC Funds, Inc. (including: Baillie Gifford
International Fund, Baillie Gifford Emerging Markets
Fund and The Guardian Small Cap Stock Fund)
----------------------------------------------------

Notes to Financial Statements
December 31, 2002 (Continued)

                                                            Officers
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex for which
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                Officer Serves
---------------------                --------    --------------      --------------------------------------     -----------------
Richard A. Cumiskey (42)            Compliance     Since 2002        Second Vice President, Equity                     23
                                    Officer                          Administration and Oversight, The
                                                                     Guardian Life Insurance Company of
                                                                     America since 1/01; Assistant Vice
                                                                     President, Equity Administration and
                                                                     Oversight, 6/99 to 12/00; Director
                                                                     Compliance Officer, 10/97 to 5/99;
                                                                     Manager prior thereto. Second Vice
                                                                     President and Compliance Officer of
                                                                     The Guardian Insurance & Annuity
                                                                     Company, Inc. and Guardian Investor
                                                                     Services LLC. Officer of all of the
                                                                     mutual funds within the Guardian Fund
                                                                     Complex.

Richard A. Goldman (40)             Managing       Since 2001        Managing Director, Equity Investments,            21
                                    Director                         The Guardian Life Insurance Company
                                                                     of America since 7/01. Director,
                                                                     Citigroup Asset Management prior
                                                                     thereto. Officer of various mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.

Edward H. Hocknell (42)            Vice President   Since 1997       Partner, Baillie Gifford & Co., since             15
 c/o Baillie Gifford Overseas,                                       5/98. Director, Baillie Gifford
 Limited                                                             Overseas Limited since 10/92. Officer
1 Rutland Court                                                      of various mutual funds within the
Edinburgh, EH3 8EY,                                                  Guardian Fund Complex.
Scotland

Ann T. Kearney (51)                 Controller     Since 1987        Second Vice President, Group                      23
                                                                     Pensions Financial Management, The
                                                                     Guardian Life Insurance Company of
                                                                     America. Second Vice President of The
                                                                     Guardian Insurance & Annuity Company,
                                                                     Inc. Controller of all of the mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.

R. Robin Menzies (50)              Vice President   Since 1991       Partner, Baillie Gifford & Co. 4/81 to            15
c/o Baillie Gifford Overseas,                                        present. Director, Baillie Gifford
Limited                                                              Overseas Limited 11/90 to present.
1 Rutland Court                                                      Director, Guardian Baillie Gifford
Edinburgh, EH3 8EY,                                                  Limited 11/90 to present. Officer of
Scotland                                                             various mutual funds within the
                                                                     Guardian Fund Complex.


--------------------------------------------------------------------------------
116

--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 2002 (Continued)

                                                             Officers
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex for which
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                Officer Serves
---------------------                --------    --------------      --------------------------------------     -----------------
John B. Murphy (55)                 Managing       Since 1991        Managing Director, Equity Securities,             21
                                    Director                         The Guardian Life Insurance
                                                                     Company of America since 3/98; Second
                                                                     Vice President 3/97 to 3/98. Assistant
                                                                     Vice President prior thereto. Officer
                                                                     of various mutual funds within the
                                                                     Guardian Fund Complex.

Frank L. Pepe (60)                  Vice           Since 1995        Vice President, Equity Financial                  23
                                    President                        Management and Control, The
                                    and                              Guardian Life Insurance Company of
                                    Treasurer                        America. Vice President and
                                                                     Controller, Guardian Insurance &
                                                                     Annuity Company, Inc. Senior Vice
                                                                     President and Controller, Guardian
                                                                     Investor Services LLC. Officer of all
                                                                     of the mutual funds within the
                                                                     Guardian Fund Complex.

Richard T. Potter, Jr. (48)         Vice           Since 1992        Vice President and Equity Counsel,                23
                                    President                        The Guardian Life Insurance
                                    and                              Company of America. Vice President
                                    Counsel                          and Counsel, The Guardian Insurance &
                                                                     Annuity Company, Inc., Guardian
                                                                     Investor Services LLC, Park Avenue
                                                                     Securities LLC and all of the mutual
                                                                     funds within the Guardian Fund
                                                                     Complex.

Robert A. Reale (42)                Managing       Since 2001        Managing Director, The Guardian                   23
                                    Director                         Life Insurance Company of America,

                                                                     The Guardian Insurance & Annuity
                                                                     Company, Inc. and Guardian Investor
                                                                     Services LLC since 3/01. Assistant
                                                                     Vice President, Metropolitan Life
                                                                     prior thereto. Officer of all of the
                                                                     mutual funds within the Guardian Fund
                                                                     Complex.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GIAC Funds, Inc. (including: Baillie Gifford
International Fund, Baillie Gifford Emerging Markets
Fund and The Guardian Small Cap Stock Fund)
----------------------------------------------------

Notes to Financial Statements
December 31, 2002 (Continued)

                                                             Officers
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Number of Funds
                                                                                                                     in the
                                     Position    Term of Office                                                   Guardian Fund
                                       With       and Length of               Principal Occupations             Complex for which
Name, Address and Age                  Funds      Time Served+                 During Past 5 Years                Officer Serves
---------------------                --------    --------------      --------------------------------------     -----------------
Donald P. Sullivan, Jr. (48)        Vice           Since 1995        Vice President, Equity Administration,            23
                                    President                        The Guardian Life Insurance Company
                                                                     of America since 3/99; Second Vice
                                                                     President, Equity Administration prior
                                                                     thereto. Vice President, The Guardian
                                                                     Insurance & Annuity Company, Inc.,
                                                                     Guardian Investor Services LLC and
                                                                     Park Avenue Securities LLC. Officer of
                                                                     all of the mutual funds within the
                                                                     Guardian Fund Complex.

Matthew Ziehl (35)                  Managing       Since 2002        Managing Director, The Guardian Life              15
                                    Director                         Insurance Company of America since
                                                                     1/02; prior thereto, Team Leader,
                                                                     Salomon Brothers Asset Management,
                                                                     Inc. from 1/01 to 12/01; Co-Portfolio
                                                                     Manager, 8/99 to 12/00; Analyst, Small
                                                                     Cap Equity, 1/95-7/99. Officer of
                                                                     various mutual funds within the
                                                                     Guardian Fund Complex.

      The Statement of Additional Information includes additional information about fund directors and is available upon request, without charge, by calling
(800) 221-3253.

* "Interested" Director means one who is an "interested person" under the Investment Company Act of 1940 by virtue of a current or past position with Guardian Life, the indirect parent company of GIS the investment adviser of certain Funds in the Guardian Fund Complex.

+ There is no set term of office for Directors and Officers. The table reflects the number of years for which each person has served as Director and/or Officer.


--------------------------------------------------------------------------------
118

--------------------------------------------------------------------------------

Notes to Financial Statements
December 31, 2002 (Continued)

Board of Directors and Shareholders
GIAC Funds, Inc.

      We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the GIAC Funds, Inc. (comprising, respectively, the Baillie Gifford International Fund, Baillie Gifford Emerging Markets Fund and The Guardian Small Cap Stock Fund), as of December 31, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting the GIAC Funds, Inc. at December 31, 2002, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.


                                        /s/ Ernst & Young LLP


New York, New York
February 7, 2003


--------------------------------------------------------------------------------

ITEM 2.    CODE OF ETHICS.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEMS 5-6. [RESERVED]

ITEM 7.    DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES
           FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

           Not applicable to annual reports for the period ended December 31, 2002.

ITEM 8.    [RESERVED]

ITEM 9.    CONTROLS AND PROCEDURES.

       (a) Not applicable to annual reports for the period ended
           December 31, 2002.

       (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.   EXHIBITS.

       (a) Not applicable to annual reports for the period ended
           December 31, 2002.

       (b) Attached hereto.
           Exhibit 99.CERT Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

           Exhibit 99.1 Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      GIAC Funds, Inc.


By:   /s/ THOMAS G. SORELL
      ----------------------------------
      Thomas G. Sorell
      President of
      GIAC Funds, Inc.

Date: March 6, 2003


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ THOMAS G. SORELL
      ----------------------------------
      Thomas G. Sorell
      President of
      GIAC Funds, Inc.

Date: March 6, 2003


By:   /s/ FRANK L. PEPE
      ----------------------------------
      Frank L. Pepe
      Vice President and Treasurer of
      GIAC Funds, Inc.

Date: March 6, 2003